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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Diversified Equity Income Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 12.0%
Auto Components 1.1%
Johnson Controls, Inc.(a)	1,301,198	$40,675,449
Automobiles 2.1%
Ford Motor Co.(a)(b)	7,170,160	77,150,922
Hotels, Restaurants & Leisure 2.1%
Carnival Corp.(c)	1,231,624	40,200,207
McDonald’s Corp.	357,580	35,876,002
Total		76,076,209
Household Durables 0.3%
Lennar Corp., Class A(a)	556,634	10,937,858
Media 2.3%
Comcast Corp., Class A(a)	658,408	15,610,854
Regal Entertainment Group, Class A(a)	1,537,337	18,355,804
Time Warner, Inc.(a)	337,199	12,186,372
Viacom, Inc., Class B	354,316	16,089,489
Walt Disney Co. (The)	542,755	20,353,312
Total		82,595,831
Multiline Retail 2.7%
Macy’s, Inc.	1,002,304	32,254,143
Target Corp.	1,299,779	66,574,680
Total		98,828,823
Specialty Retail 1.4%
Home Depot, Inc. (The)	1,255,121	52,765,287
TOTAL CONSUMER DISCRETIONARY		439,030,379
CONSUMER STAPLES 10.0%
Food & Staples Retailing 1.6%
CVS Caremark Corp.	338,141	13,789,390
Wal-Mart Stores, Inc.(a)	719,892	43,020,746
Total		56,810,136
Food Products 1.7%
Kraft Foods, Inc., Class A	835,748	31,223,545
Sara Lee Corp.	578,859	10,952,012
Unilever NV(c)	610,316	20,976,561
Total		63,152,118
Household Products 0.8%
Kimberly-Clark Corp.(a)	409,391	30,114,802

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 5.9%
Altria Group, Inc.	1,155,339	$34,255,801
Lorillard, Inc.	1,161,026	132,356,964
Philip Morris International, Inc.(a)	642,889	50,453,929
Total		217,066,694
TOTAL CONSUMER STAPLES		367,143,750
ENERGY 15.2%
Energy Equipment & Services 3.3%
Baker Hughes, Inc.	388,151	18,879,664
C&J Energy Services, Inc.(a)(b)	347,067	7,264,112
Halliburton Co.	1,566,110	54,046,456
McDermott International, Inc.(b)(c)	1,299,170	14,953,447
National Oilwell Varco, Inc.	359,611	24,449,952
Total		119,593,631
Oil, Gas & Consumable Fuels 11.9%
Anadarko Petroleum Corp.	613,881	46,857,537
Apache Corp.	810,078	73,376,865
Chevron Corp.	996,393	106,016,215
Enbridge, Inc.(c)	618,303	23,130,715
Exxon Mobil Corp.	1,314,218	111,393,118
Newfield Exploration Co.(b)	315,345	11,897,967
Occidental Petroleum Corp.	502,654	47,098,680
Total SA, ADR(c)	356,182	18,204,462
Total		437,975,559
TOTAL ENERGY		557,569,190
FINANCIALS 10.9%
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The)	532,405	48,145,384
Commercial Banks 0.4%
Wells Fargo & Co.	553,115	15,243,849
Diversified Financial Services 4.1%
Bank of America Corp.	9,079,214	50,480,430
Citigroup, Inc.	624,786	16,438,120
JPMorgan Chase & Co.	2,523,644	83,911,163
Total		150,829,713
Insurance 4.9%
ACE Ltd.(c)	510,661	35,807,549
Endurance Specialty Holdings Ltd.(c)	205,076	7,844,157
MetLife, Inc.	625,813	19,512,849
PartnerRe Ltd.(c)	85,026	5,459,520

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Travelers Companies, Inc. (The)	391,887	$23,187,954
XL Group PLC(c)	4,391,500	86,819,955
Total		178,631,984
Real Estate Investment Trusts (REITs) 0.2%
ProLogis, Inc.(a)	212,156	6,065,540
TOTAL FINANCIALS		398,916,470
HEALTH CARE 10.7%
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	1,173,206	59,458,080
WellPoint, Inc.(a)	110,503	7,320,824
Total		66,778,904
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.(b)	1,052,250	36,755,093
Thermo Fisher Scientific, Inc.(b)	467,320	21,015,380
Total		57,770,473
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.(a)	1,303,916	45,950,000
Johnson & Johnson(a)	624,351	40,944,939
Merck & Co., Inc.	1,644,994	62,016,274
Novartis AG, ADR(c)	713,325	40,780,790
Pfizer, Inc.	3,658,166	79,162,712
Total		268,854,715
TOTAL HEALTH CARE		393,404,092
INDUSTRIALS 13.6%
Aerospace & Defense 2.5%
Boeing Co. (The)	614,133	45,046,656
Honeywell International, Inc.	339,389	18,445,792
Lockheed Martin Corp.(a)	342,009	27,668,528
Total		91,160,976
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B(a)	257,573	18,851,768
Airlines 0.6%
Delta Air Lines, Inc.(b)	1,011,214	8,180,721
United Continental Holdings, Inc.(a)(b)	767,111	14,475,385
Total		22,656,106
Electrical Equipment 2.5%
ABB Ltd., ADR(a)(b)(c)	1,485,618	27,974,187

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Cooper Industries PLC(a)(c)	884,788	$47,911,270
Hubbell, Inc., Class B	258,957	17,313,865
Total		93,199,322
Industrial Conglomerates 2.8%
General Electric Co.	3,008,340	53,879,369
Siemens AG, ADR(c)	153,890	14,713,423
Tyco International Ltd.(c)	692,038	32,325,095
Total		100,917,887
Machinery 4.0%
Caterpillar, Inc.(a)	447,950	40,584,270
Deere & Co.(a)	169,537	13,113,687
Eaton Corp.	581,049	25,293,063
Illinois Tool Works, Inc.	575,701	26,890,994
PACCAR, Inc.(a)	317,232	11,886,683
Parker Hannifin Corp.(a)	364,248	27,773,910
Total		145,542,607
Road & Rail 0.7%
Union Pacific Corp.	249,542	26,436,479
TOTAL INDUSTRIALS		498,765,145
INFORMATION TECHNOLOGY 12.5%
Communications Equipment 1.3%
Cisco Systems, Inc.	1,395,351	25,227,946
Nokia OYJ, ADR(a)(c)	5,011,420	24,155,045
Total		49,382,991
Computers & Peripherals 1.4%
Apple, Inc.(b)	77,978	31,581,090
Western Digital Corp.(b)	575,956	17,825,838
Total		49,406,928
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.(a)(c)	549,808	16,939,584
IT Services 3.8%
Accenture PLC, Class A(a)(c)	402,352	21,417,197
International Business Machines Corp.(a)	201,128	36,983,417
Mastercard, Inc., Class A	215,364	80,292,006
Total		138,692,620
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.(a)	2,006,175	48,649,744

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.(a)	770,616	$28,227,664
Total		76,877,408
Software 3.4%
Microsoft Corp.	4,124,906	107,082,560
Oracle Corp.	711,587	18,252,206
Total		125,334,766
TOTAL INFORMATION TECHNOLOGY		456,634,297
MATERIALS 3.1%
Chemicals 2.7%
Air Products & Chemicals, Inc.	229,833	19,579,473
Dow Chemical Co. (The)(a)	1,481,909	42,619,703
EI du Pont de Nemours & Co.(a)	580,051	26,554,735
Huntsman Corp.	1,217,285	12,172,850
Total		100,926,761
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	369,549	13,595,708
TOTAL MATERIALS		114,522,469
TELECOMMUNICATION SERVICES 6.1%
Diversified Telecommunication Services 5.4%
AT&T, Inc.(a)	2,815,691	85,146,496
CenturyLink, Inc.(a)	1,051,606	39,119,743
Deutsche Telekom AG, ADR(c)	1,606,142	18,374,264
Verizon Communications, Inc.(a)	840,071	33,703,649
Windstream Corp.(a)	1,716,859	20,155,925
Total		196,500,077
Wireless Telecommunication Services 0.7%
Vodafone Group PLC, ADR(c)	889,194	24,924,108
TOTAL TELECOMMUNICATION SERVICES		221,424,185
UTILITIES 4.7%
Electric Utilities 2.5%
American Electric Power Co., Inc.(a)	602,010	24,869,033
Entergy Corp.	239,774	17,515,491
FirstEnergy Corp.	416,181	18,436,818
NextEra Energy, Inc.(a)	271,463	16,526,668
PPL Corp.(a)	409,755	12,054,992
Total		89,403,002

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders —%
Calpine Corp.(a)(b)	40,044	$653,918
Multi-Utilities 2.2%
Dominion Resources, Inc.	645,411	34,258,416
PG&E Corp.	620,972	25,596,466
Sempra Energy	395,619	21,759,045
Total		81,613,927
TOTAL UTILITIES		171,670,847
Total Common Stocks (Cost: $3,236,031,100)		$3,619,080,824

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes(c)(d)
03/15/18	3.750%	7,719,000	$4,994,194
Total Convertible Bonds (Cost: $7,719,000)			$4,994,194

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.141%(e)(f)	31,863,652	$31,863,652
Total Money Market Funds (Cost: $31,863,652)		$31,863,652

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.9%
Asset-Backed Commercial Paper 4.1%
Alpine Securitization
01/10/12	0.230%	4,999,201	$4,999,201
Amsterdam Funding Corp.
01/09/12	0.320%	4,998,444	4,998,444
01/09/12	0.330%	4,998,488	4,998,488
01/11/12	0.320%	2,999,093	2,999,093
Argento Variable Funding Company LLC
01/09/12	0.310%	9,997,847	9,997,847
01/13/12	0.310%	14,995,867	14,995,867
Atlantis One
01/05/12	0.300%	6,998,192	6,998,192

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
02/01/12	0.370%	$9,995,683	$9,995,683
Cancara Asset Securitisation LLC
01/09/12	0.310%	4,998,493	4,998,493
Gemini Securitization Corporation (FKA Twin Towers)
01/13/12	0.400%	14,995,000	14,995,000
Grampian Funding LLC
01/18/12	0.310%	9,997,331	9,997,331
Kells Funding, LLC
01/03/12	0.360%	4,998,200	4,998,200
01/03/12	0.380%	3,998,564	3,998,564
Regency Markets No. 1 LLC
01/18/12	0.250%	9,997,917	9,997,917
Rheingold Securitization
01/25/12	0.751%	14,989,063	14,989,063
Royal Park Investments Funding Corp.
01/04/12	1.000%	19,996,111	19,996,111
Windmill Funding Corp.
01/04/12	0.320%	4,998,444	4,998,444
Total			148,951,938
Certificates of Deposit 9.5%
ABM AMRO Bank N.V.
01/06/12	0.700%	29,995,917	29,995,917
Bank of Nova Scotia
05/03/12	0.401%	11,000,000	11,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	9,992,006	9,992,006
Credit Suisse
02/24/12	0.500%	15,000,000	15,000,000
03/05/12	0.530%	5,000,000	5,000,000
03/20/12	0.590%	10,000,000	10,000,000
Deutsche Bank AG
01/20/12	0.420%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/13/12	0.310%	15,000,000	15,000,000
DnB NOR ASA
03/15/12	0.520%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.446%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.425%	13,000,000	13,000,000
Natixis
01/04/12	1.000%	30,000,000	30,000,000
Nordea Bank AB
01/13/12	0.350%	10,000,000	10,000,000
03/13/12	0.520%	10,000,000	10,000,000
Rabobank

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
01/20/12	0.331%	$15,000,000	$15,000,000
03/16/12	0.530%	14,979,931	14,979,931
Skandinaviska Enskilda Banken AB
01/03/12	0.020%	10,000,000	10,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	15,000,235	15,000,235
03/30/12	0.625%	19,968,453	19,968,453
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
03/01/12	0.460%	15,000,000	15,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	10,000,128	10,000,128
Union Bank of Switzerland
01/13/12	0.440%	10,000,000	10,000,000
02/21/12	0.510%	10,000,000	10,000,000
03/02/12	0.530%	10,000,000	10,000,000
03/15/12	0.560%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/12/12	0.320%	10,000,000	10,000,000
Westpac Banking Corp.
05/11/12	0.446%	10,000,000	10,000,000
Total			348,936,670
Commercial Paper 3.2%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	19,953,233	19,953,233
ERSTE ABWICKLUNGSANSTALT
01/20/12	0.530%	9,994,700	9,994,700
Macquarie Bank Ltd.
04/20/12	0.803%	9,959,556	9,959,556
Nordea Bank AB
01/17/12	0.360%	9,991,800	9,991,800
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	4,998,979	4,998,979
Suncorp Metway Ltd.
02/01/12	0.500%	4,995,486	4,995,486
02/02/12	0.500%	9,990,972	9,990,972
02/08/12	0.500%	7,993,111	7,993,111
Toyota Motor Credit Corp.
04/26/12	0.562%	14,957,067	14,957,067
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
04/20/12	0.531%	14,959,587	14,959,587
Total			117,772,247

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 3.1%
	Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $5,000,044(g)
	0.080%	$5,000,000	$5,000,000
	Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $29,000,161(g)
	0.050%	29,000,000	29,000,000
	Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $15,000,467(g)
	0.160%	15,000,000	15,000,000
	Natixis Financial Products, Inc.(g)
	dated 12/30/11, matures 01/03/12,
	repurchase price $10,000,056
	0.050%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
repurchase price $16,000,089
	0.050%	$16,000,000	$16,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $20,000,222(g)
	0.100%	20,000,000	20,000,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $19,227,795(g)
	0.080%	19,227,624	19,227,624
Total			114,227,624
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $729,888,479)			$729,888,479
Total Investments
(Cost: $4,005,502,231)(h)			$4,385,827,149(i)
Other Assets & Liabilities, Net			(723,064,949)
Net Assets			$3,662,762,200

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $527,905,730 or 14.41% of net assets.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $4,994,194 or 0.14% of net assets.

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(f)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$151,107,439	$335,720,374	$(454,964,161)	$—	$31,863,652	$38,334	$31,863,652

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$1,451,611
Freddie Mac REMICS	3,528,536
Government National Mortgage Association	119,853
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$18,304,541
Freddie Mac REMICS	9,011,018
Government National Mortgage Association	2,264,441
Total Market Value of Collateral Securities	$29,580,000

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$15,300,000
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$3,106,426
Fannie Mae REMICS	7,034,955
Federal Home Loan Mortgage Corp	5,173,766
Federal National Mortgage Association	1,004,952
Total Market Value of Collateral Securities	$16,320,099

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$4,998,477
Federal National Mortgage Association	2,457,515
United States Treasury Note/Bond	2,744,090
Total Market Value of Collateral Securities	$10,200,082

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$10,103,134
Ginnie Mae I Pool	5,006,142
Ginnie Mae II Pool	5,290,724
Total Market Value of Collateral Securities	$20,400,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$19,612,199
Total Market Value of Collateral Securities	$19,612,199

(h)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $4,005,502,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$563,142,000
Unrealized Depreciation	(182,817,000)
Net Unrealized Appreciation	$380,325,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR      American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$439,030,379	$—	$—	$439,030,379
Consumer Staples	367,143,750	—	—	367,143,750
Energy	557,569,190	—	—	557,569,190
Financials	398,916,470	—	—	398,916,470
Health Care	393,404,092	—	—	393,404,092
Industrials	498,765,145	—	—	498,765,145
Information Technology	456,634,297	—	—	456,634,297
Materials	114,522,469	—	—	114,522,469
Telecommunication Services	221,424,185	—	—	221,424,185
Utilities	171,670,847	—	—	171,670,847
Total Equity Securities	3,619,080,824	—	—	3,619,080,824
Bonds
Convertible Bonds	—	4,994,194	—	4,994,194
Total Bonds	—	4,994,194	—	4,994,194
Other
Money Market Funds	31,863,652	—	—	31,863,652
Investments of Cash Collateral Received for Securities on Loan	—	729,888,479	—	729,888,479
Total Other	31,863,652	729,888,479	—	761,752,131
Total	$3,650,944,476	$734,882,673	$—	$4,385,827,149

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Growth Quantitative Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 13.8%
Diversified Consumer Services 2.2%
ITT Educational Services, Inc.(a)(b)	147,418	$8,386,610
Weight Watchers International, Inc.(b)	59,000	3,245,590
Total		11,632,200
Hotels, Restaurants & Leisure 1.2%
McDonald’s Corp.	12,800	1,284,224
Wynn Resorts Ltd.	23,000	2,541,270
Yum! Brands, Inc.	46,100	2,720,361
Total		6,545,855
Household Durables 1.5%
Tempur-Pedic International, Inc.(a)(b)	157,743	8,286,240
Internet & Catalog Retail 2.1%
Netflix, Inc.(a)	12,900	893,841
priceline.com, Inc.(a)	22,866	10,694,657
Total		11,588,498
Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	37,500	2,099,250
Media 2.6%
DIRECTV, Class A(a)	244,900	10,471,924
DISH Network Corp., Class A	122,300	3,483,104
Total		13,955,028
Specialty Retail 3.7%
Aaron’s, Inc.(b)	335,187	8,942,789
AutoZone, Inc.(a)	9,200	2,989,724
Bed Bath & Beyond, Inc.(a)	41,300	2,394,161
Ross Stores, Inc.	84,310	4,007,254
TJX Companies, Inc.(b)	30,482	1,967,613
Total		20,301,541
Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	5,923	361,540
TOTAL CONSUMER DISCRETIONARY		74,770,152
CONSUMER STAPLES 12.4%
Beverages 1.9%
Coca-Cola Co. (The)	11,300	790,661
Coca-Cola Enterprises, Inc.	369,833	9,534,295
Total		10,324,956
Food & Staples Retailing 4.7%
Kroger Co. (The)(b)	339,443	8,221,310

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.(b)	294,765	$17,615,156
Total		25,836,466
Food Products 1.4%
Campbell Soup Co.(b)	106,058	3,525,368
Hershey Co. (The)	31,743	1,961,082
Hormel Foods Corp.(b)	67,700	1,982,933
Total		7,469,383
Personal Products 0.2%
Herbalife Ltd.(c)	18,883	975,685
Tobacco 4.2%
Altria Group, Inc.	35,824	1,062,181
Philip Morris International, Inc.	274,900	21,574,152
Total		22,636,333
TOTAL CONSUMER STAPLES		67,242,823
ENERGY 10.6%
Energy Equipment & Services 2.3%
Patterson-UTI Energy, Inc.	390,400	7,800,192
RPC, Inc.	200,200	3,653,650
Schlumberger Ltd.(c)	13,800	942,678
Total		12,396,520
Oil, Gas & Consumable Fuels 8.3%
Apache Corp.	115,307	10,444,508
Chevron Corp.(b)	114,300	12,161,520
ConocoPhillips(b)	20,900	1,522,983
Exxon Mobil Corp.(d)	175,718	14,893,858
HollyFrontier Corp.	212,900	4,981,860
QEP Resources, Inc.	47,100	1,380,030
Total		45,384,759
TOTAL ENERGY		57,781,279
FINANCIALS 4.0%
Capital Markets 0.9%
Franklin Resources, Inc.	49,038	4,710,591
Consumer Finance 0.5%
Discover Financial Services	115,676	2,776,224
Diversified Financial Services 0.5%
IntercontinentalExchange, Inc.(a)	24,000	2,893,200

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 2.1%
Simon Property Group, Inc.(b)	89,300	$11,514,342
TOTAL FINANCIALS		21,894,357
HEALTH CARE 10.2%
Biotechnology 0.9%
Gilead Sciences, Inc.(a)	126,011	5,157,630
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	43,100	2,132,588
CR Bard, Inc.	19,100	1,633,050
Total		3,765,638
Health Care Providers & Services 1.7%
Humana, Inc.	11,466	1,004,536
McKesson Corp.	47,000	3,661,770
UnitedHealth Group, Inc.	85,509	4,333,596
Total		8,999,902
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.(a)	86,500	3,021,445
Covance, Inc.(a)(b)	106,800	4,882,896
Total		7,904,341
Pharmaceuticals 5.4%
Abbott Laboratories(b)	263,395	14,810,701
Eli Lilly & Co.	225,119	9,355,946
Warner Chilcott PLC, Class A(a)(c)	347,500	5,257,675
Total		29,424,322
TOTAL HEALTH CARE		55,251,833
INDUSTRIALS 12.8%
Aerospace & Defense 4.6%
Lockheed Martin Corp.(b)	115,923	9,378,170
United Technologies Corp.	210,132	15,358,548
Total		24,736,718
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	24,100	1,763,879
Commercial Services & Supplies 1.4%
RR Donnelley & Sons Co.(b)	545,298	7,868,650
Construction & Engineering 0.9%
Chicago Bridge & Iron Co. NV(c)	132,200	4,997,160

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.2%
Emerson Electric Co.(b)	133,956	$6,241,010
Industrial Conglomerates 0.6%
3M Co.	40,138	3,280,479
Machinery 1.5%
Parker Hannifin Corp.	109,471	8,347,164
Professional Services 2.3%
Dun & Bradstreet Corp. (The)	120,000	8,979,600
Verisk Analytics, Inc., Class A(a)	84,600	3,394,998
Total		12,374,598
TOTAL INDUSTRIALS		69,609,658
INFORMATION TECHNOLOGY 27.9%
Computers & Peripherals 9.3%
Apple, Inc.(a)	104,411	42,286,455
Dell, Inc.(a)	546,700	7,998,221
Total		50,284,676
Electronic Equipment, Instruments & Components —%
Vishay Intertechnology, Inc.(a)(b)	27,048	243,161
Internet Software & Services 1.0%
Google, Inc., Class A(a)	4,240	2,738,616
VistaPrint NV(a)(b)(c)	98,500	3,014,100
Total		5,752,716
IT Services 8.1%
International Business Machines Corp.(b)	160,220	29,461,254
Mastercard, Inc., Class A	36,700	13,682,494
Western Union Co. (The)	55,500	1,013,430
Total		44,157,178
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.(b)	457,627	11,097,455
LSI Corp.(a)	317,600	1,889,720
Total		12,987,175
Software 7.1%
Microsoft Corp.	1,044,390	27,112,364
Symantec Corp.(a)	176,000	2,754,400

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VMware, Inc., Class A(a)	102,500	$8,526,975
Total		38,393,739
TOTAL INFORMATION TECHNOLOGY		151,818,645
MATERIALS 4.8%
Chemicals 3.5%
CF Industries Holdings, Inc.	60,500	8,771,290
Eastman Chemical Co.	18,086	706,439
Ecolab, Inc.	18,200	1,052,142
LyondellBasell Industries NV, Class A(c)	253,296	8,229,587
Total		18,759,458
Metals & Mining 1.3%
Cliffs Natural Resources, Inc.	113,834	7,097,550
TOTAL MATERIALS		25,857,008
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.(b)	203,100	8,148,372
TOTAL TELECOMMUNICATION SERVICES		8,148,372
Total Common Stocks (Cost: $475,137,388)		$532,374,127

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.141%(e)(f)	6,825,425	$6,825,425
Total Money Market Funds (Cost: $6,825,425)		$6,825,425

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.0%
Asset-Backed Commercial Paper 3.5%
Alpine Securitization
01/10/12	0.230%	4,999,201	$4,999,201
Atlantis One
01/05/12	0.300%	1,999,483	1,999,483
Cancara Asset Securitisation LLC

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
01/03/12	0.320%	$1,999,378	$1,999,378
01/11/12	0.310%	2,999,122	2,999,122
Kells Funding, LLC
01/03/12	0.380%	3,998,565	3,998,565
Thames Asset Global Securities
01/18/12	0.320%	999,733	999,733
Windmill Funding Corp.
01/04/12	0.320%	1,999,378	1,999,378
Total			18,994,860
Certificates of Deposit 6.4%
Branch Banking & Trust Corporation
01/09/12	0.350%	5,000,000	5,000,000
Canadian Imperial Bank
03/21/12	0.333%	4,001,254	4,001,254
Development Bank of Singapore Ltd.
01/13/12	0.310%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.425%	3,000,000	3,000,000
Nordea Bank AB
01/13/12	0.350%	4,000,000	4,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	5,000,079	5,000,079
Svenska Handelsbanken
03/01/12	0.460%	4,000,000	4,000,000
United Overseas Bank Ltd.
01/12/12	0.320%	5,000,000	5,000,000
Total			35,001,333
Commercial Paper 2.8%
Macquarie Bank Ltd.
04/20/12	0.803%	4,979,778	4,979,778
Suncorp Metway Ltd.
02/08/12	0.500%	4,995,694	4,995,694
Westpac Securities NZ Ltd.
03/02/12	0.441%	4,988,878	4,988,878
Total			14,964,350
Other Short-Term Obligations 0.5%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	3,000,000	3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 8.8%
Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $20,000,178(g)
	0.080%	$20,000,000	$20,000,000
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(g)
	0.050%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,056(g)
	0.100%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $4,000,044(g)
	0.100%	$4,000,000	$4,000,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $13,554,846(g)
	0.080%	13,554,726	13,554,726
Total			47,554,726
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $119,515,269)			$119,515,269

Total Investments
(Cost: $601,478,082)(h)			$658,714,821(i)
Other Assets & Liabilities, Net			(115,704,520)

Net Assets			$543,010,301

Investment in Derivatives

Futures Contracts Outstanding at December 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	33	$10,333,950	March 2012	$169,549	$—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At December 31, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $23,416,885 or 4.31% of net assets.
(d)

At December 31, 2011, investments in securities included securities valued at $5,204,264 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(f)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$5,983,164	$52,441,909	$(51,599,648)	$—	$6,825,425	$3,135	$6,825,425

(g)          The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$5,806,445
Freddie Mac REMICS	14,114,142
Government National Mortgage Association	479,413
Total Market Value of Collateral Securities	$20,400,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$3,312,540
Federal National Mortgage Association	45,587
Freddie Mac Gold Pool	1,160,553
Freddie Mac Non Gold Pool	379,220
Ginnie Mae I Pool	201,864
Ginnie Mae II Pool	236
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$2,020,627
Ginnie Mae I Pool	1,001,228
Ginnie Mae II Pool	1,058,145
Total Market Value of Collateral Securities	$4,080,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$13,825,837
Total Market Value of Collateral Securities	$13,825,837

(h)          At December 31, 2011, the cost of securities for federal income tax purposes was approximately $601,478,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$73,013,000
Unrealized Depreciation	(15,776,000)
Net Unrealized Appreciation	$57,237,000

(i)              Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$74,770,152	$—	$—	$74,770,152
Consumer Staples	67,242,823	—	—	67,242,823
Energy	57,781,279	—	—	57,781,279
Financials	21,894,357	—	—	21,894,357
Health Care	55,251,833	—	—	55,251,833
Industrials	69,609,658	—	—	69,609,658
Information Technology	151,818,645	—	—	151,818,645
Materials	25,857,008	—	—	25,857,008
Telecommunication Services	8,148,372	—	—	8,148,372
Total Equity Securities	532,374,127	—	—	532,374,127

Other
Money Market Funds	6,825,425	—	—	6,825,425
Investments of Cash Collateral Received for Securities on Loan	—	119,515,269	—	119,515,269
Total Other	6,825,425	119,515,269	—	126,340,694

Investments in Securities	539,199,552	119,515,269	—	658,714,821
Derivatives(c)
Assets
Futures Contracts	169,549	—	—	169,549
Total	$539,369,101	$119,515,269	$—	$658,884,370

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Value Quantitative Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 8.5%
Automobiles 0.2%
General Motors Co.(a)	24,800	$502,696
Diversified Consumer Services 0.8%
DeVry, Inc.	52,700	2,026,842
Media 2.8%
Comcast Corp., Class A	40,425	958,477
DISH Network Corp., Class A	189,150	5,386,992
Time Warner Cable, Inc.	10,150	645,235
Viacom, Inc., Class B	8,500	385,985
Total		7,376,689
Multiline Retail 0.5%
Dillard’s, Inc., Class A(b)	30,400	1,364,352
Specialty Retail 4.2%
Aaron’s, Inc.(b)	188,000	5,015,840
GameStop Corp., Class A(a)(b)	171,800	4,145,534
Gap, Inc. (The)(b)	95,660	1,774,493
Total		10,935,867
TOTAL CONSUMER DISCRETIONARY		22,206,446
CONSUMER STAPLES 8.3%
Beverages 0.4%
Coca-Cola Enterprises, Inc.	39,000	1,005,420
Food & Staples Retailing 3.8%
Kroger Co. (The)	164,800	3,991,456
Wal-Mart Stores, Inc.	95,400	5,701,104
Total		9,692,560
Food Products 0.4%
Tyson Foods, Inc., Class A	51,400	1,060,896
Household Products 0.9%
Kimberly-Clark Corp.	5,400	397,224
Procter & Gamble Co. (The)	29,982	2,000,099
Total		2,397,323
Tobacco 2.8%
Lorillard, Inc.	15,000	1,710,000
Philip Morris International, Inc.	71,240	5,590,915
Total		7,300,915
TOTAL CONSUMER STAPLES		21,457,114

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 12.4%
Energy Equipment & Services 0.5%
Diamond Offshore Drilling, Inc.	3,400	$187,884
Patterson-UTI Energy, Inc.	41,200	823,176
Unit Corp.(a)(b)	7,100	329,440
Total		1,340,500
Oil, Gas & Consumable Fuels 11.9%
Apache Corp.	45,450	4,116,861
Chevron Corp.	123,746	13,166,575
ConocoPhillips(c)	61,508	4,482,088
Marathon Oil Corp.	103,575	3,031,640
Tesoro Corp.(a)	114,200	2,667,712
Valero Energy Corp.	166,003	3,494,363
Total		30,959,239
TOTAL ENERGY		32,299,739
FINANCIALS 23.7%
Capital Markets 2.1%
American Capital Ltd.(a)(b)	177,100	1,191,883
BlackRock, Inc.	23,800	4,242,112
Franklin Resources, Inc.	1,194	114,696
Total		5,548,691
Commercial Banks 3.2%
KeyCorp	413,329	3,178,500
PNC Financial Services Group, Inc.	18,100	1,043,827
Wells Fargo & Co.	148,065	4,080,671
Total		8,302,998
Consumer Finance 2.5%
Capital One Financial Corp.	46,028	1,946,524
Discover Financial Services	183,527	4,404,648
Total		6,351,172
Diversified Financial Services 6.4%
Citigroup, Inc.	136,249	3,584,711
JPMorgan Chase & Co.	310,620	10,328,115
NASDAQ OMX Group, Inc. (The)(a)	111,450	2,731,640
Total		16,644,466
Insurance 6.3%
Aflac, Inc.	137,309	5,939,987
Allstate Corp. (The)	38,673	1,060,027
American Financial Group, Inc.	21,300	785,757
Berkshire Hathaway, Inc., Class B(a)	13,260	1,011,738
Chubb Corp. (The)	200	13,844
Genworth Financial, Inc., Class A(a)	32,300	211,565
Lincoln National Corp.	109,300	2,122,606
MetLife, Inc.	61,000	1,901,980

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Protective Life Corp.(b)	62,109	$1,401,179
Reinsurance Group of America, Inc.	9,927	518,686
Torchmark Corp.(b)	34,600	1,501,294
Total		16,468,663
Real Estate Investment Trusts (REITs) 3.2%
American Capital Agency Corp.	32,600	915,408
Equity Residential	3,500	199,605
Public Storage	13,700	1,842,102
Simon Property Group, Inc.	42,198	5,441,010
Total		8,398,125
TOTAL FINANCIALS		61,714,115
HEALTH CARE 13.1%
Biotechnology 1.4%
Amgen, Inc.	56,500	3,627,865
Health Care Providers & Services 2.8%
Humana, Inc.	51,300	4,494,393
UnitedHealth Group, Inc.	54,107	2,742,143
Total		7,236,536
Pharmaceuticals 8.9%
Abbott Laboratories	63,200	3,553,736
Johnson & Johnson	9,575	627,928
Merck & Co., Inc.	178,500	6,729,450
Pfizer, Inc.	542,687	11,743,747
Warner Chilcott PLC, Class A(a)(d)	38,300	579,479
Total		23,234,340
TOTAL HEALTH CARE		34,098,741
INDUSTRIALS 8.7%
Aerospace & Defense 2.8%
General Dynamics Corp.	12,700	843,407
Lockheed Martin Corp.	47,200	3,818,480
Northrop Grumman Corp.	14,481	846,849
United Technologies Corp.	25,121	1,836,094
Total		7,344,830
Commercial Services & Supplies 2.8%
Pitney Bowes, Inc.(b)	209,600	3,885,984
RR Donnelley & Sons Co.(b)	225,149	3,248,900
Total		7,134,884
Industrial Conglomerates 3.1%
General Electric Co.	126,847	2,271,829

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates (continued)
Tyco International Ltd.(d)	124,000	$5,792,040
Total		8,063,869
TOTAL INDUSTRIALS		22,543,583
INFORMATION TECHNOLOGY 8.4%
Computers & Peripherals 2.2%
Dell, Inc.(a)	332,200	4,860,086
Hewlett-Packard Co.	30,400	783,104
Total		5,643,190
Electronic Equipment, Instruments & Components 0.4%
Vishay Intertechnology, Inc.(a)(b)	109,337	982,940
IT Services 0.1%
Visa, Inc., Class A	2,100	213,213
Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	418,823	10,156,458
Software 1.8%
Microsoft Corp.	184,885	4,799,614
TOTAL INFORMATION TECHNOLOGY		21,795,415
MATERIALS 3.2%
Chemicals 3.0%
CF Industries Holdings, Inc.	18,300	2,653,134
LyondellBasell Industries NV, Class A(d)	155,200	5,042,448
Total		7,695,582
Paper & Forest Products 0.2%
Domtar Corp.	7,300	583,708
TOTAL MATERIALS		8,279,290
TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 4.4%
AT&T, Inc.	98,765	2,986,654
Verizon Communications, Inc.	213,710	8,574,045
Total		11,560,699
TOTAL TELECOMMUNICATION SERVICES		11,560,699

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 7.2%
Electric Utilities 3.8%
Entergy Corp.	54,675	$3,994,009
Exelon Corp.(b)	139,395	6,045,561
Total		10,039,570
Independent Power Producers & Energy Traders 1.6%
AES Corp. (The)(a)	348,800	4,129,792
Multi-Utilities 1.8%
Public Service Enterprise Group, Inc.	141,110	4,658,041
TOTAL UTILITIES		18,827,403
Total Common Stocks (Cost: $223,078,456)		$254,782,545

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.141%(e)(f)	5,090,058	$5,090,058
Total Money Market Funds (Cost: $5,090,058)		$5,090,058

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 9.6%
Asset-Backed Commercial Paper 0.4%
Grampian Funding LLC
01/23/12	0.320%	999,698	$999,698
Total			999,698

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 9.2%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(g)
	0.050%	$5,000,000	$5,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $8,000,089(g)
	0.100%	8,000,000	8,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $2,000,011(g)
	0.050%	2,000,000	2,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $3,500,054(g)
	0.140%	3,500,000	3,500,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,558,100(g)
	0.080%	5,558,051	5,558,051
Total			24,058,051
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $25,057,749)			$25,057,749

Total Investments
(Cost: $253,226,263)(h)			$284,930,352(i)
Other Assets & Liabilities, Net			(24,610,224)
Net Assets			$260,320,128

Investment in Derivatives

Futures Contracts Outstanding at December 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	16	$5,010,400	March 2012	$115,595	$—

Notes to Portfolio of Investments

(a)       Non-income producing.

(b)       At December 31, 2011, security was partially or fully on loan.

(c)       At December 31, 2011, investments in securities included securities valued at $4,117,155 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)       Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $11,413,967 or 4.38% of net assets.

(e)       The rate shown is the seven-day current annualized yield at December 31, 2011.

(f)       Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$5,111,366	$31,484,324	$(31,505,632)	$—	$5,090,058	$1,769	$5,090,058

(g)             The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$5,300,064
Federal National Mortgage Association	72,939
Freddie Mac Gold Pool	1,856,885
Freddie Mac Non Gold Pool	606,752
Ginnie Mae I Pool	322,982
Ginnie Mae II Pool	378
Total Market Value of Collateral Securities	$8,160,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$388,303
Fannie Mae REMICS	879,369
Federal Home Loan Mortgage Corp	646,721
Federal National Mortgage Association	125,619
Total Market Value of Collateral Securities	$2,040,012

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$907,695
Fannie Mae REMICS	330,960
Fannie Mae Whole Loan	1,094
Fannie Mae-Aces	4,016
Federal Farm Credit Bank	30,826
Federal Home Loan Banks	34,767
Federal Home Loan Mortgage Corp	27,682
Federal National Mortgage Association	57,433
Freddie Mac Gold Pool	389,958
Freddie Mac Non Gold Pool	116,957
Freddie Mac Reference REMIC	9
Freddie Mac REMICS	264,004
Ginnie Mae I Pool	454,161
Ginnie Mae II Pool	608,442
Government National Mortgage Association	149,321
United States Treasury Bill	5,622
United States Treasury Note/Bond	182,491
United States Treasury Strip Coupon	4,562
Total Market Value of Collateral Securities	$3,570,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$5,669,219
Total Market Value of Collateral Securities	$5,669,219

(h)             At December 31, 2011, the cost of securities for federal income tax purposes was approximately $253,226,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,193,000
Unrealized Depreciation	(6,489,000)
Net Unrealized Appreciation	$31,704,000

(i)                Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$22,206,446	$—	$—	$22,206,446
Consumer Staples	21,457,114	—	—	21,457,114
Energy	32,299,739	—	—	32,299,739
Financials	61,714,115	—	—	61,714,115
Health Care	34,098,741	—	—	34,098,741
Industrials	22,543,583	—	—	22,543,583
Information Technology	21,795,415	—	—	21,795,415
Materials	8,279,290	—	—	8,279,290
Telecommunication Services	11,560,699	—	—	11,560,699
Utilities	18,827,403	—	—	18,827,403
Total Equity Securities	254,782,545	—	—	254,782,545

Other
Money Market Funds	5,090,058	—	—	5,090,058
Investments of Cash Collateral Received for Securities on Loan	—	25,057,749	—	25,057,749
Total Other	5,090,058	25,057,749	—	30,147,807

Investments in Securities	259,872,603	25,057,749	—	284,930,352
Derivatives(c)
Assets
Futures Contracts	115,595	—	—	115,595
Total	$259,988,198	$25,057,749	$—	$285,045,947

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Mid Cap Value Opportunity Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 12.5%
Auto Components 1.5%
TRW Automotive Holdings Corp.(a)	337,999	$11,018,768
Visteon Corp.(a)	303,411	15,152,345
Total		26,171,113
Automobiles 0.8%
Ford Motor Co.(a)(b)	1,332,999	14,343,069
Diversified Consumer Services 1.6%
Apollo Group, Inc., Class A(a)	162,225	8,739,061
Capella Education Co.(a)(b)	155,442	5,603,684
Corinthian Colleges, Inc.(a)(b)	1,314,580	2,852,639
DeVry, Inc.	130,253	5,009,530
ITT Educational Services, Inc.(a)(b)	91,472	5,203,842
Total		27,408,756
Hotels, Restaurants & Leisure 1.6%
Penn National Gaming, Inc.(a)	529,461	20,156,580
Royal Caribbean Cruises Ltd.(c)	254,986	6,316,003
Total		26,472,583
Household Durables 0.7%
D.R. Horton, Inc.(b)	386,718	4,876,514
Lennar Corp., Class A(b)	316,992	6,228,893
Total		11,105,407
Leisure Equipment & Products 0.6%
Hasbro, Inc.(b)	338,710	10,801,462
Media 3.3%
DISH Network Corp., Class A	595,351	16,955,597
Liberty Media Corp.(a)	99,800	7,789,390
National CineMedia, Inc.(b)	927,843	11,505,253
Regal Entertainment Group, Class A(b)	894,245	10,677,285
Valassis Communications, Inc.(a)(b)	472,996	9,095,713
Total		56,023,238
Multiline Retail 1.8%
Macy’s, Inc.	957,872	30,824,321
Specialty Retail 0.6%
Abercrombie & Fitch Co., Class A(b)	88,053	4,300,509
Aeropostale, Inc.(a)(b)	390,689	5,958,007
Total		10,258,516
TOTAL CONSUMER DISCRETIONARY		213,408,465

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 6.5%
Food Products 3.2%
Dean Foods Co.(a)	710,784	$7,960,781
Ralcorp Holdings, Inc.(a)	388,483	33,215,296
Sara Lee Corp.	718,367	13,591,504
Total		54,767,581
Tobacco 3.3%
Lorillard, Inc.	498,350	56,811,900
TOTAL CONSUMER STAPLES		111,579,481
ENERGY 10.5%
Energy Equipment & Services 2.7%
C&J Energy Services, Inc.(a)(b)	293,932	6,151,997
McDermott International, Inc.(a)(c)	638,925	7,354,026
Nabors Industries Ltd.(a)(c)	743,088	12,885,146
Noble Corp.(a)(c)	638,036	19,281,448
Total		45,672,617
Oil, Gas & Consumable Fuels 7.8%
Alpha Natural Resources, Inc.(a)	204,535	4,178,650
El Paso Corp.	685,126	18,203,798
Enbridge, Inc.(c)	1,229,196	45,984,222
Newfield Exploration Co.(a)	546,101	20,604,391
Pioneer Natural Resources Co.	48,261	4,318,394
QEP Resources, Inc.	679,603	19,912,368
Whiting Petroleum Corp.(a)	413,576	19,309,864
Total		132,511,687
TOTAL ENERGY		178,184,304
FINANCIALS 17.4%
Capital Markets 1.7%
Invesco Ltd.(c)	1,144,632	22,995,657
Lazard Ltd., Class A(b)(c)	235,792	6,156,529
Total		29,152,186
Commercial Banks 7.0%
CIT Group, Inc.(a)	1,589,478	55,425,098
Comerica, Inc.(b)	456,783	11,785,001
Cullen/Frost Bankers, Inc.(b)	168,598	8,920,520
Fifth Third Bancorp	1,135,440	14,442,797
Huntington Bancshares, Inc.	1,801,578	9,890,663
KeyCorp	1,293,842	9,949,645
SunTrust Banks, Inc.	196,895	3,485,042
TCF Financial Corp.(b)	597,533	6,166,541
Total		120,065,307

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.3%
Pico Holdings, Inc.(a)(b)	230,611	$4,745,974
Insurance 7.0%
Assurant, Inc.	403,149	16,553,298
Axis Capital Holdings Ltd.(c)	328,023	10,483,615
Everest Re Group Ltd.(c)	185,637	15,610,215
Lincoln National Corp.(b)	863,652	16,772,122
PartnerRe Ltd.(c)	181,425	11,649,299
Transatlantic Holdings, Inc.	168,135	9,202,029
XL Group PLC(b)(c)	1,983,724	39,218,223
Total		119,488,801
Real Estate Investment Trusts (REITs) 1.4%
Boston Properties, Inc.(b)	36,673	3,652,631
Equity Residential	129,963	7,411,790
ProLogis, Inc.	1	24
Rayonier, Inc.	278,328	12,421,779
Total		23,486,224
TOTAL FINANCIALS		296,938,492
HEALTH CARE 10.9%
Health Care Equipment & Supplies 1.6%
Teleflex, Inc.	262,391	16,081,944
Zimmer Holdings, Inc.(a)(b)	197,420	10,546,177
Total		26,628,121
Health Care Providers & Services 2.9%
CIGNA Corp.	814,348	34,202,616
Humana, Inc.(b)	180,520	15,815,357
Total		50,017,973
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc.(a)	1,122,720	39,216,609
Pharmaceuticals 4.1%
Mylan, Inc.(a)	2,172,526	46,622,408
Watson Pharmaceuticals, Inc.(a)	393,305	23,732,024
Total		70,354,432
TOTAL HEALTH CARE		186,217,135
INDUSTRIALS 16.3%
Airlines 1.1%
Delta Air Lines, Inc.(a)	800,763	6,478,173
U.S. Airways Group, Inc.(a)(b)	475,473	2,410,648

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines (continued)
United Continental Holdings, Inc.(a)(b)	495,195	$9,344,330
Total		18,233,151
Building Products 1.0%
AO Smith Corp.	401,858	16,122,543
Construction & Engineering 1.9%
Chicago Bridge & Iron Co. NV(c)	425,130	16,069,914
Jacobs Engineering Group, Inc.(a)(b)	209,888	8,517,255
KBR, Inc.	306,460	8,541,040
Total		33,128,209
Electrical Equipment 3.8%
Cooper Industries PLC(b)(c)	924,376	50,054,960
Rockwell Automation, Inc.(b)	197,142	14,464,309
Total		64,519,269
Machinery 4.6%
AGCO Corp.(a)(b)	324,015	13,922,925
Eaton Corp.	604,258	26,303,351
Navistar International Corp.(a)	439,966	16,665,912
Parker Hannifin Corp.(b)	218,270	16,643,087
Terex Corp.(a)(b)	415,139	5,608,528
Total		79,143,803
Road & Rail 3.9%
Con-way, Inc.(b)	268,842	7,839,433
JB Hunt Transport Services, Inc.(b)	362,402	16,333,458
Kansas City Southern(a)	438,341	29,811,571
Swift Transportation Co.(a)(b)	344,242	2,836,554
Werner Enterprises, Inc.(b)	428,499	10,326,826
Total		67,147,842
TOTAL INDUSTRIALS		278,294,817
INFORMATION TECHNOLOGY 7.1%
Communications Equipment 0.3%
Juniper Networks, Inc.(a)	226,867	4,630,355
Computers & Peripherals 0.9%
Diebold, Inc.	239,915	7,214,244
Western Digital Corp.(a)	266,207	8,239,107
Total		15,453,351
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A	215,828	9,796,433

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.(a)	552,145	$17,166,188
Total		26,962,621
IT Services 0.5%
Amdocs Ltd.(a)(c)	284,841	8,126,514
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.(a)(b)	1,316,899	7,111,255
LSI Corp.(a)	4,105,248	24,426,225
Microchip Technology, Inc.(b)	479,294	17,556,539
Total		49,094,019
Software 0.9%
Check Point Software Technologies Ltd.(a)(b)(c)	311,957	16,390,221
TOTAL INFORMATION TECHNOLOGY		120,657,081
MATERIALS 7.2%
Chemicals 4.7%
Agrium, Inc.(b)(c)	51,359	3,446,702
Eastman Chemical Co.(b)	894,448	34,937,139
Huntsman Corp.	784,198	7,841,980
PPG Industries, Inc.(b)	414,044	34,568,534
Total		80,794,355
Containers & Packaging 0.3%
Rock-Tenn Co., Class A	95,626	5,517,620
Metals & Mining 1.5%
Allegheny Technologies, Inc.	161,740	7,731,172
Freeport-McMoRan Copper & Gold, Inc.	105,230	3,871,412
Nucor Corp.	331,424	13,114,447
Total		24,717,031
Paper & Forest Products 0.7%
Domtar Corp.(b)	141,902	11,346,484
TOTAL MATERIALS		122,375,490
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
CenturyLink, Inc.	677,066	25,186,855

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Windstream Corp.(b)	1,538,514	$18,062,155
Total		43,249,010
TOTAL TELECOMMUNICATION SERVICES		43,249,010
UTILITIES 7.9%
Electric Utilities 3.3%
Entergy Corp.	164,028	11,982,245
FirstEnergy Corp.	211,897	9,387,037
NV Energy, Inc.	267,523	4,374,001
Pepco Holdings, Inc.(b)	882,455	17,913,837
Pinnacle West Capital Corp.	252,099	12,146,130
Total		55,803,250
Gas Utilities 0.3%
Questar Corp.	256,789	5,099,829
Multi-Utilities 4.3%
Ameren Corp.	79,206	2,624,095
CenterPoint Energy, Inc.	818,200	16,437,638
DTE Energy Co.	345,053	18,788,136
Sempra Energy	275,097	15,130,335
Wisconsin Energy Corp.(b)	541,845	18,942,901
Xcel Energy, Inc.	95,600	2,642,384
Total		74,565,489
TOTAL UTILITIES		135,468,568
Total Common Stocks (Cost: $1,547,833,096)		$1,686,372,843

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes(c)(d)
03/15/18	3.750%	$3,746,000	$2,423,662

TOTAL BUILDING MATERIALS			2,423,662

Total Convertible Bonds (Cost: $3,746,000)			$2,423,662

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.141%(e)(f)	24,117,581	$24,117,581
Total Money Market Funds (Cost: $24,117,581)		$24,117,581

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 17.0%
Asset-Backed Commercial Paper 3.1%
Argento Variable Funding Company LLC
01/13/12	0.310%	$4,998,622	$4,998,622
Atlantis One
01/17/12	0.310%	9,997,072	9,997,072
02/01/12	0.370%	4,997,842	4,997,842
Cancara Asset Securitisation LLC
01/03/12	0.320%	4,998,445	4,998,445
01/11/12	0.310%	4,998,536	4,998,536
Grampian Funding LLC
01/03/12	0.320%	4,998,445	4,998,445
01/23/12	0.320%	2,999,093	2,999,093
Regency Markets No. 1 LLC
01/17/12	0.250%	4,998,820	4,998,820
01/18/12	0.250%	4,998,958	4,998,958
Windmill Funding Corp.
01/05/12	0.320%	4,998,444	4,998,444
Total			52,984,277

Certificates of Deposit 8.2%
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	4,996,003	4,996,003
Branch Banking & Trust Corporation
01/09/12	0.350%	15,000,000	15,000,000
Canadian Imperial Bank
03/21/12	0.333%	5,001,568	5,001,568
Credit Suisse
02/24/12	0.500%	5,000,000	5,000,000
03/08/12	0.540%	5,000,000	5,000,000
03/20/12	0.590%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	10,000,000	10,000,000
01/13/12	0.310%	5,000,000	5,000,000
DnB NOR ASA
03/01/12	0.450%	5,000,000	5,000,000
03/15/12	0.520%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.425%	6,000,000	6,000,000
Nordea Bank AB
03/13/12	0.520%	10,000,000	10,000,000
Rabobank
01/20/12	0.331%	7,000,000	7,000,000
03/16/12	0.530%	4,993,311	4,993,311

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Standard Chartered Bank PLC
01/03/12	0.460%	$12,000,188	$12,000,188
State Development Bank of NorthRhine-Westphalia
01/09/12	0.280%	5,000,000	5,000,000
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
03/01/12	0.460%	5,000,000	5,000,000
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/12/12	0.320%	10,000,000	10,000,000
Total			139,991,070

Commercial Paper 2.4%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
HSBC Bank PLC
04/13/12	0.481%	5,985,360	5,985,360
Macquarie Bank Ltd.
04/20/12	0.803%	4,979,778	4,979,778
Suncorp Metway Ltd.
01/18/12	0.450%	4,996,062	4,996,062
02/01/12	0.500%	2,997,292	2,997,292
02/08/12	0.500%	4,995,694	4,995,694
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,437	4,988,437
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Total			40,911,944

Other Short-Term Obligations 0.2%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	3,000,000	3,000,000

Repurchase Agreements 3.1%
Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $5,000,044(g)
	0.080%	5,000,000	5,000,000
Citigroup Global Markets, Inc.(g)
dated 12/30/11, matures 01/03/12,
repurchase price $10,000,056
	0.050%	10,000,000	10,000,000
repurchase price $7,000,039
	0.050%	7,000,000	7,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $10,000,311(g)
	0.160%	$10,000,000	$10,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $10,000,156(g)
	0.140%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $11,604,488(g)
	0.080%	$11,604,385	$11,604,385
Total			53,604,385

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $290,491,676)			$290,491,676

Total Investments
(Cost: $1,866,188,353)(h)			$2,003,405,762(i)
Other Assets & Liabilities, Net			(297,048,743)

Net Assets			$1,706,357,019

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At December 31, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $294,446,356 or 17.26% of net assets.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $2,423,662 or 0.14% of net assets.

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(f)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$63,013,802	$100,110,857	$(139,007,078)	$—	$24,117,581	$19,361	$24,117,581

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$1,451,611
Freddie Mac REMICS	3,528,536
Government National Mortgage Association	119,853
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$6,311,911
Freddie Mac REMICS	3,107,248
Government National Mortgage Association	780,841
Total Market Value of Collateral Securities	$10,200,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$4,418,338
Freddie Mac REMICS	2,175,073
Government National Mortgage Association	546,589
Total Market Value of Collateral Securities	$7,140,000

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$10,200,000
Total Market Value of Collateral Securities	$10,000,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$2,593,413
Fannie Mae REMICS	945,601
Fannie Mae Whole Loan	3,125
Fannie Mae-Aces	11,475
Federal Farm Credit Bank	88,075
Federal Home Loan Banks	99,335
Federal Home Loan Mortgage Corp	79,092
Federal National Mortgage Association	164,094
Freddie Mac Gold Pool	1,114,165
Freddie Mac Non Gold Pool	334,161
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	754,297
Ginnie Mae I Pool	1,297,603
Ginnie Mae II Pool	1,738,407
Government National Mortgage Association	426,631
United States Treasury Bill	16,061
United States Treasury Note/Bond	521,403
United States Treasury Strip Coupon	13,035
Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$11,836,487
Total Market Value of Collateral Securities	$11,836,487

(h)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $1,866,188,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$250,435,000
Unrealized Depreciation	(113,217,000)
Net Unrealized Appreciation	$137,218,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$213,408,465	$—	$—	$213,408,465
Consumer Staples	111,579,481	—	—	111,579,481
Energy	178,184,304	—	—	178,184,304
Financials	296,938,492	—	—	296,938,492
Health Care	186,217,135	—	—	186,217,135
Industrials	278,294,817	—	—	278,294,817
Information Technology	120,657,081	—	—	120,657,081
Materials	122,375,490	—	—	122,375,490
Telecommunication Services	43,249,010	—	—	43,249,010
Utilities	135,468,568	—	—	135,468,568
Total Equity Securities	1,686,372,843	—	—	1,686,372,843

Bonds
Convertible Bonds	—	2,423,662	—	2,423,662
Total Bonds	—	2,423,662	—	2,423,662

Other
Money Market Funds	24,117,581	—	—	24,117,581
Investments of Cash Collateral Received for Securities on Loan	—	290,491,676	—	290,491,676
Total Other	24,117,581	290,491,676	—	314,609,257
Total	$1,710,490,424	$292,915,338	$—	$2,003,405,762

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Strategic Allocation Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 57.8%

CONSUMER DISCRETIONARY 6.3%

Auto Components 0.3%
American Axle & Manufacturing Holdings, Inc.(a)	3,600	$35,604
Dana Holding Corp.(a)	6,000	72,900
Exedy Corp.(b)	16,800	482,335
Hankook Tire Co., Ltd.(b)	4,561	179,368
Hyundai Mobis(a)(b)	1,337	339,694
NHK Spring Co., Ltd.(b)	61,300	541,786
Nokian Renkaat OYJ(b)(c)	2,454	79,021
Superior Industries International, Inc.(c)	4,100	67,814
Tenneco, Inc.(a)	5,278	157,179
TRW Automotive Holdings Corp.(a)	4,275	139,365
Visteon Corp.(a)	6,700	334,598
Total		2,429,664
Automobiles 0.3%
Bayerische Motoren Werke AG(b)	7,610	509,797
General Motors Co.(a)	32,200	652,694
Hyundai Motor Co.(a)(b)	1,842	341,190
Nissan Motor Co., Ltd.(b)	113,500	1,016,403
PT Astra International Tbk(b)	15,130	123,296
Tofas Turk Otomobil Fabrikasi AS(b)	43,716	136,659
Total		2,780,039
Diversified Consumer Services 1.1%
Apollo Group, Inc., Class A(a)	129,300	6,965,391
Bridgepoint Education, Inc.(a)(c)	19,100	439,300
Coinstar, Inc.(a)(c)	3,800	173,432
ITT Educational Services, Inc.(a)(c)	10,100	574,589
Lincoln Educational Services Corp.	37,850	299,015
New Oriental Education & Technology Group, ADR(a)(b)	1,970	47,379
Sotheby’s	11,750	335,227
Weight Watchers International, Inc.(c)	9,200	506,092
Total		9,340,425
Hotels, Restaurants & Leisure 0.1%
Bravo Brio Restaurant Group, Inc.(a)	1,700	29,155
Bwin.Party Digital Entertainment PLC(b)	214,817	547,122
Genting Bhd(b)	34,700	120,294
Multimedia Games Holdings Co., Inc.(a)	50,100	397,794
Town Sports International Holdings, Inc.(a)	5,800	42,630
Total		1,136,995
Household Durables 0.3%
American Greetings Corp., Class A	14,200	177,642

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Household Durables (continued)
Arnest One Corp.(b)	69,400	$708,956
Forbo Holding AG(a)(b)(c)	1,795	942,122
LG Electronics, Inc.(b)	911	58,956
Tempur-Pedic International, Inc.(a)(c)	13,600	714,408
Total		2,602,084
Internet & Catalog Retail 0.3%
Expedia, Inc.	2,800	81,256
GS Home Shopping, Inc.(b)	812	81,886
Netflix, Inc.(a)	9,800	679,042
priceline.com, Inc.(a)	3,700	1,730,527
TripAdvisor, Inc.(a)	2,800	70,588
Total		2,643,299
Leisure Equipment & Products 0.1%
Arctic Cat, Inc.(a)(c)	13,480	303,974
Giant Manufacturing Co., Ltd.(b)	29,000	111,994
Polaris Industries, Inc.	8,800	492,624
Sturm Ruger & Co., Inc.	14,700	491,862
Total		1,400,454
Media 1.6%
Comcast Corp., Class A	123,500	2,928,185
DIRECTV, Class A(a)	118,324	5,059,534
DISH Network Corp., Class A	116,341	3,313,392
EW Scripps Co., Class A(a)(c)	1,700	13,617
Focus Media Holding Ltd., ADR(a)(b)(c)	3,570	69,579
Global Sources Ltd.(a)(b)	12,400	60,140
PT Media Nusantara Citra Tbk(b)	1,112,500	160,627
Sinclair Broadcast Group, Inc., Class A	17,000	192,610
Time Warner Cable, Inc.	34,400	2,186,808
Total		13,984,492
Multiline Retail 0.1%
Dillard’s, Inc., Class A(c)	8,000	359,040
Dollar Tree, Inc.(a)	4,300	357,373
Macy’s, Inc.	4,000	128,720
SACI Falabella(b)	12,014	93,409
Total		938,542
Specialty Retail 1.9%
Aaron’s, Inc.	35,000	933,800
Aeropostale, Inc.(a)	6,800	103,700
ANN, Inc.(a)	9,080	225,002
AutoZone, Inc.(a)	12,800	4,159,616
Belle International Holdings Ltd.(b)	155,000	269,277
Best Buy Co., Inc.	100	2,337

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Buckle, Inc. (The)(c)	9,200	$376,004
Cato Corp. (The), Class A	6,796	164,463
Childrens Place Retail Stores, Inc. (The)(a)(c)	754	40,052
Cia Hering(b)	4,670	81,270
EDION Corp.(b)(c)	75,500	613,310
Express, Inc.(a)	19,080	380,455
Finish Line, Inc., Class A (The)	16,100	310,488
GameStop Corp., Class A(a)(c)	55,500	1,339,215
Home Product Center PCL, Foreign Registered Shares(b)	360,828	125,650
Limited Brands, Inc.	73,302	2,957,736
Mr. Price Group Ltd.(b)	15,187	150,129
Pier 1 Imports, Inc.(a)	4,700	65,471
PT Ace Hardware Indonesia Tbk(b)	424,000	191,569
Rent-A-Center, Inc.	14,596	540,052
Ross Stores, Inc.	58,600	2,785,258
Select Comfort Corp.(a)	4,900	106,281
Stage Stores, Inc.	16,100	223,629
Statoil Fuel & Retail ASA(a)(b)(c)	81,172	605,175
Total		16,749,939
Textiles, Apparel & Luxury Goods 0.2%
CROCS, Inc.(a)	8,100	119,637
GS Retail Co., Ltd.(a)(b)	2,620	52,650
LG Fashon Corp.(a)(b)	15,400	540,785
Titan Industries Ltd.(b)	28,880	92,863
Trinity Ltd.(b)	184,334	132,363
Youngone Corp.(a)(b)	28,200	680,750
Total		1,619,048
TOTAL CONSUMER DISCRETIONARY		55,624,981
CONSUMER STAPLES 5.6%
Beverages 0.7%
Carlsberg A/S, Class B(b)	11,139	785,488
Cia de Bebidas das Americas, ADR(b)	9,890	356,930
Coca-Cola Bottling Co. Consolidated	300	17,565
Coca-Cola Enterprises, Inc.	146,208	3,769,242
Constellation Brands, Inc., Class A(a)	19,800	409,266
Cott Corp.(a)(b)	55,872	349,759
Fomento Economico Mexicano SAB de CV, ADR(b)(c)	2,278	158,800
San Miguel Corp.(b)	61,600	164,178
Total		6,011,228

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing 2.0%
Clicks Group Ltd.(b)	37,239	$213,261
CP ALL PCL, Foreign Registered Shares(b)	103,380	169,376
CVS Caremark Corp.	3,000	122,340
Eurocash SA(b)	11,027	90,885
George Weston Ltd.(b)	15,684	1,048,269
Koninklijke Ahold NV(b)	96,663	1,301,729
Kroger Co. (The)	140,510	3,403,152
Magnit OJSC, GDR(b)(d)	6,680	141,349
Nash Finch Co.	200	5,856
President Chain Store Corp.(b)	28,819	156,945
PT Sumber Alfaria Trijaya Tbk(a)(b)	305,500	132,832
Puregold Price Club, Inc.(a)(b)	411,100	167,608
Raia Drogasil SA(b)	23,520	163,546
Safeway, Inc.(c)	23,900	502,856
Seven & I Holdings Co., Ltd.(b)	29,933	834,224
Wal-Mart Stores, Inc.	133,850	7,998,876
Walgreen Co.	39,200	1,295,952
Total		17,749,056
Food Products 0.8%
AVI Ltd.(b)	44,190	217,432
Cal-Maine Foods, Inc.	4,809	175,865
Hershey Co. (The)	44,291	2,736,298
Marine Harvest ASA(b)(c)	981,445	424,357
Nestlé SA, Registered Shares(b)	23,697	1,362,332
Omega Protein Corp.(a)	10,200	72,726
PT Nippon Indosari Corpindo Tbk(b)	388,500	142,046
Smithfield Foods, Inc.(a)	6,800	165,104
Tyson Foods, Inc., Class A	78,900	1,628,496
Universal Robina Corp.(b)	63,750	69,848
Total		6,994,504
Household Products 0.2%
Kimberly-Clark Corp.	16,080	1,182,845
LG Household & Health Care Ltd.(b)	299	126,549
McBride PLC(a)(b)	134,562	234,051
Oil-Dri Corp. of America	1,200	24,288
Total		1,567,733
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A(c)	11,188	543,401
Revlon, Inc., Class A(a)	10,200	151,674

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products (continued)
Usana Health Sciences, Inc.(a)(c)	11,400	$346,218
Total		1,041,293
Tobacco 1.8%
Imperial Tobacco Group PLC(b)	26,575	1,004,948
ITC Ltd.(b)	36,024	136,428
Lorillard, Inc.(c)	51,200	5,836,800
Philip Morris International, Inc.	107,536	8,439,425
PT Gudang Garam Tbk(b)	20,570	140,540
Universal Corp.(c)	4,900	225,204
Total		15,783,345
TOTAL CONSUMER STAPLES		49,147,159
ENERGY 6.3%
Energy Equipment & Services 0.9%
Core Laboratories NV(b)	6,319	720,050
Diamond Offshore Drilling, Inc.(c)	4,700	259,722
Helix Energy Solutions Group, Inc.(a)	12,000	189,600
Matrix Service Co.(a)	12,700	119,888
National Oilwell Varco, Inc.	65,525	4,455,044
Parker Drilling Co.(a)	4,200	30,114
Patterson-UTI Energy, Inc.	15,800	315,684
PHI, Inc.(a)	14,200	352,870
Shinko Plantech Co., Ltd.(b)	83,600	674,344
Union Drilling, Inc.(a)	5,700	35,568
Unit Corp.(a)	10,100	468,640
Total		7,621,524
Oil, Gas & Consumable Fuels 5.4%
Apache Corp.	44,256	4,008,709
BP PLC(b)	60,791	434,751
Chevron Corp.(e)	94,094	10,011,602
China Coal Energy Co., Ltd., Class H(b)	177,000	190,003
China Shenhua Energy Co., Ltd., Class H(b)	75,500	326,482
Cimarex Energy Co.	1,031	63,819
Cloud Peak Energy, Inc.(a)	22,300	430,836
CNOOC Ltd.(b)	90,000	156,937
ConocoPhillips	56,051	4,084,436
Consol Energy, Inc.	7,000	256,900
CVR Energy, Inc.(a)	6,900	129,237
Delek U.S. Holdings, Inc.	1,500	17,115
Energen Corp.	14,200	710,000
Energy Partners Ltd.(a)	3,100	45,260

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	51,511	$4,366,072
Gazprom OAO, ADR(b)	14,090	150,199
Green Plains Renewable Energy, Inc.(a)(c)	1,900	18,544
James River Coal Co.(a)(c)	8,100	56,052
Japan Petroleum Exploration Co.(b)	19,400	757,034
Lukoil OAO, ADR(b)	5,360	283,812
Marathon Oil Corp.	148,000	4,331,960
Noble Energy, Inc.	500	47,195
NovaTek OAO, GDR(b)(d)	2,440	305,488
OGX Petroleo e Gas Participacoes SA(a)(b)	20,400	148,960
Patriot Coal Corp.(a)(c)	4,300	36,421
Peabody Energy Corp.	23,000	761,530
PetroChina Co., Ltd., Class H(b)	378,000	469,413
QEP Resources, Inc.	8,400	246,120
Rosneft Oil Co., GDR(b)	129,864	857,102
Royal Dutch Shell PLC, Class B(b)	80,940	3,084,674
S-Oil Corp.(b)	6	521
Sasol Ltd.(b)	2,698	128,842
SK Innovation Co., Ltd.(b)	852	105,196
Stone Energy Corp.(a)	16,375	431,973
Sakari Resources Ltd.(b)	51,000	72,367
Tesoro Corp.(a)(c)	68,411	1,598,081
Total SA(b)	39,060	1,996,860
VAALCO Energy, Inc.(a)	24,300	146,772
Valero Energy Corp.(e)	240,300	5,058,315
W&T Offshore, Inc.	22,100	468,741
Western Refining, Inc.(a)	15,000	199,350
World Fuel Services Corp.(c)	11,739	492,803
Yanzhou Coal Mining Co., Ltd., Class H(b)(c)	251,800	534,644
Total		48,021,128
TOTAL ENERGY		55,642,652
FINANCIALS 9.0%
Capital Markets 0.9%
American Capital Ltd.(a)	17,800	119,794
Apollo Investment Corp.	11,700	75,348
Arlington Asset Investment Corp., Class A(c)	12,300	262,359
BlackRock, Inc.	3,000	534,720
Credit Suisse Group AG(a)(b)	18,770	441,024
Franklin Resources, Inc.	44,693	4,293,209
GAMCO Investors, Inc., Class A	4,500	195,705
Gladstone Investment Corp.	27,900	202,833

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
ICAP PLC(b)	89,379	$481,517
Intermediate Capital Group PLC(b)	170,514	605,881
Kohlberg Capital Corp.(c)	3,700	23,347
MCG Capital Corp.(c)	10,400	41,496
Safeguard Scientifics, Inc.(a)	1,600	25,264
T Rowe Price Group, Inc.(c)	15,000	854,250
Total		8,156,747
Commercial Banks 1.9%
BBCN Bancorp, Inc.(a)(c)	13,920	131,544
CVB Financial Corp.(c)	6,600	66,198
Chinatrust Financial Holding Co., Ltd.(b)	179,000	111,547
First Interstate Bancsystem, Inc.	10,100	131,603
Home Bancshares, Inc.	900	23,319
Nordea Bank AB(b)	60,019	464,398
RHB Capital Bhd(b)	40,100	94,548
Shinhan Financial Group Co., Ltd.(b)	2,980	103,049
Wells Fargo & Co.	12,800	352,768
HDFC Bank Ltd., ADR(b)	10,086	265,060
HSBC Holdings PLC(b)	203,951	1,555,332
ICICI Bank Ltd., ADR(b)	6,165	162,941
Virginia Commerce Bancorp, Inc.(a)(c)	40,000	309,200
Australia & New Zealand Banking Group Ltd.(b)(c)	73,160	1,532,329
Banco Bradesco SA, ADR(b)	25,408	423,806
Industrial & Commercial Bank of China, Class H(b)	785,020	463,677
International Bancshares Corp.(c)	7,100	130,179
Itaú Unibanco Holding SA, ADR(b)	28,540	529,702
KeyCorp	121,900	937,411
MainSource Financial Group, Inc.(c)	35,888	316,891
PT Bank Tabungan Pensiunan Nasional Tbk(a)(b)	196,000	73,378
Banco Latinoamericano de Comercio Exterior SA, Class E(b)	19,900	319,395
Enterprise Financial Services Corp.	16,100	238,280
Punjab National Bank(b)	6,610	97,074
Republic Bancorp, Inc., Class A(c)	19,700	451,130
Sumitomo Mitsui Financial Group, Inc.(b)	47,000	1,303,441
Svenska Handelsbanken AB, Class A(b)	27,538	724,258
Banco Santander SA(b)	148,064	1,124,879
Banco Santander Chile, ADR(b)	2,740	207,418
Bangkok Bank PCL, Foreign Registered Shares(b)	57,400	278,868

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
PT Bank Rakyat Indonesia Persero Tbk(b)	164,000	$121,905
BNP Paribas SA(b)	23,958	941,082
Century Bancorp, Inc., Class A(c)	700	19,768
China Construction Bank Corp., Class H(b)	372,190	258,527
CIMB Group Holdings Bhd(b)	58,860	138,019
Metropolitan Bank & Trust(b)	191,718	297,605
Oriental Financial Group, Inc.(b)(c)	19,700	238,567
Kasikornbank PCL, Foreign Registered Shares(b)	92,940	358,659
Turkiye Garanti Bankasi AS(b)	58,573	182,485
First Merchants Corp.	3,600	30,492
PT Bank Mandiri Tbk(b)	338,500	251,570
DBS Group Holdings Ltd.(b)	67,000	594,711
Total		16,357,013
Consumer Finance 1.0%
DFC Global Corp.(a)	3,100	55,986
SLM Corp.	2,300	30,820
Discover Financial Services(e)	249,564	5,989,536
Capital One Financial Corp.(c)	43,900	1,856,531
Nelnet, Inc., Class A	16,600	406,202
World Acceptance Corp.(a)	5,000	367,500
Total		8,706,575
Diversified Financial Services 1.5%
IntercontinentalExchange, Inc.(a)	12,400	1,494,820
Citigroup, Inc.	111,255	2,927,119
AMMB Holdings Bhd(b)	177,300	332,685
BM&FBovespa SA(b)	10,153	53,344
JPMorgan Chase & Co.	236,058	7,848,929
NASDAQ OMX Group, Inc. (The)(a)	9,300	227,943
Leucadia National Corp.	4,700	106,878
Moody’s Corp.(c)	5,500	185,240
Fubon Financial Holding Co., Ltd.(b)	133,911	141,464
Total		13,318,422
Insurance 1.8%
Crawford & Co., Class B(c)	5,400	33,264
Fortegra Financial Corp.(a)	1,600	10,688
Genworth Financial, Inc., Class A(a)	32,000	209,600
MetLife, Inc.	29,700	926,046
Aflac, Inc.	120,440	5,210,234
Hartford Financial Services Group, Inc.	32,800	533,000

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
American Equity Investment Life Holding Co.	37,800	$393,120
Allianz SE, Registered Shares(b)	6,343	606,759
Lincoln National Corp.	140,396	2,726,490
Zurich Financial Services AG(a)(b)	5,236	1,184,552
Delphi Financial Group, Inc., Class A	14,400	637,920
FBL Financial Group, Inc., Class A	6,400	217,728
Protective Life Corp.	15,814	356,764
Reinsurance Group of America, Inc.	10,400	543,400
Sampo OYJ, Class A(b)	19,382	480,883
CNO Financial Group, Inc.(a)	33,749	212,956
National Financial Partners Corp.(a)	600	8,112
Torchmark Corp.	12,100	525,019
Symetra Financial Corp.	39,100	354,637
Legal & General Group PLC(b)	427,075	681,819
Total		15,852,991
Real Estate Investment Trusts (REITs) 1.6%
American Campus Communities, Inc.	11,600	486,736
American Capital Agency Corp.	17,100	480,168
Annaly Capital Management, Inc.	34,500	550,620
Apollo Commercial Real Estate Finance, Inc.	2,500	32,825
BGP Holdings PLC(b)(f)(g)	581,000	1
Capstead Mortgage Corp.	5,918	73,620
CBL & Associates Properties, Inc.	31,800	499,260
CreXus Investment Corp.	18,000	186,840
CubeSmart	31,500	335,160
Digital Realty Trust, Inc.(c)	10,800	720,036
DuPont Fabros Technology, Inc.	4,500	108,990
Equity Lifestyle Properties, Inc.	3,100	206,739
Equity Residential	16,600	946,698
Extra Space Storage, Inc.	9,500	230,185
First Industrial Realty Trust, Inc.(a)	5,500	56,265
Highwoods Properties, Inc.	4,300	127,581
Hospitality Properties Trust	30,300	696,294
Lexington Realty Trust(c)	1,600	11,984
MFA Financial, Inc.	65,485	440,059
Mid-America Apartment Communities, Inc.	3,500	218,925
Mission West Properties, Inc.(c)	16,000	144,320
Post Properties, Inc.	4,400	192,368
PS Business Parks, Inc.	5,600	310,408
Rayonier, Inc.	20,250	903,758
Resource Capital Corp.(c)	10,000	56,100
Simon Property Group, Inc.(c)	43,476	5,605,795
Sun Communities, Inc.	2,300	84,019

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp.	43,500	$401,940
Ventas, Inc.	1,800	99,234
Winthrop Realty Trust	1,500	15,255
Total		14,222,183
Real Estate Management & Development 0.3%
BR Malls Participacoes SA(b)	12,560	122,014
CBRE Group, Inc.(a)(e)	19,909	303,015
China Vanke Co., Ltd., Class B(b)	147,196	145,230
Forest City Enterprises, Inc., Class A(a)	6,800	80,376
Hongkong Land Holdings Ltd.(b)	141,000	639,067
Huaku Development Co., Ltd.(b)	377,915	763,926
Sobha Developers Ltd.(b)	13,235	47,586
Swire Pacific Ltd., Class A(b)	47,500	572,306
Total		2,673,520
Thrifts & Mortgage Finance —%
BofI Holding, Inc.(a)	5,480	89,050
TOTAL FINANCIALS		79,376,501
HEALTH CARE 6.7%
Biotechnology 0.7%
Amgen, Inc.	79,200	5,085,432
Astex Pharmaceuticals(a)	39,400	74,466
Maxygen, Inc.(a)(c)	13,000	73,190
Momenta Pharmaceuticals, Inc.(a)	17,800	309,542
PDL BioPharma, Inc.(c)	61,200	379,440
Progenics Pharmaceuticals, Inc.(a)	45,200	386,008
Spectrum Pharmaceuticals, Inc.(a)	18,300	267,729
Trius Therapeutics, Inc.(a)	2,400	17,160
Total		6,592,967
Health Care Equipment & Supplies 0.4%
Analogic Corp.	6,000	343,920
Boston Scientific Corp.(a)	111,500	595,410
Cantel Medical Corp.	500	13,965
CR Bard, Inc.	11,300	966,150
Greatbatch, Inc.(a)(c)	500	11,050
Hartalega Holdings Bhd(b)	47,700	87,920
Invacare Corp.	9,600	146,784
Masimo Corp.(a)	6,600	123,321
Orthofix International NV(a)(b)	5,400	190,242
St. Shine Optical Co., Ltd.(b)	6,000	63,284
SurModics, Inc.(a)	2,500	36,650

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (continued)

Zimmer Holdings, Inc.(a)	15,700	$838,694
Total		3,417,390
Health Care Providers & Services 1.3%
AmerisourceBergen Corp.	6,400	238,016
Amil Participacoes SA(b)	10,550	92,929
Centene Corp.(a)	6,700	265,253
CIGNA Corp.	14,300	600,600
Five Star Quality Care, Inc.(a)(c)	6,900	20,700
Humana, Inc.	14,500	1,270,345
Life Healthcare Group Holdings Ltd.(b)	46,615	119,186
Lincare Holdings, Inc.	6,000	154,260
Magellan Health Services, Inc.(a)	3,778	186,898
Miraca Holdings, Inc.(b)	26,100	1,040,541
Molina Healthcare, Inc.(a)	20,400	455,532
National Research Corp.	3,491	135,486
Odontoprev SA(b)	8,546	121,873
Skilled Healthcare Group, Inc., Class A(a)	5,000	27,300
Sunrise Senior Living, Inc.(a)(c)	8,300	53,784
Triple-S Management Corp., Class B(a)(b)	6,400	128,128
UnitedHealth Group, Inc.	116,690	5,913,849
WellCare Health Plans, Inc.(a)	9,400	493,500
Total		11,318,180
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.(a)	2,700	94,311
Cambrex Corp.(a)	10,800	77,544
Charles River Laboratories International, Inc.(a)	5,400	147,582
Medtox Scientific, Inc.(a)	1,500	21,075
Parexel International Corp.(a)	6,100	126,514
Total		467,026
Pharmaceuticals 4.2%
Abbott Laboratories	100,000	5,623,000
AstraZeneca PLC, ADR(b)	25,961	1,201,735
Bristol-Myers Squibb Co.	104,998	3,700,130
Depomed, Inc.(a)	9,100	47,138
Eli Lilly & Co.	34,215	1,421,975
Forest Laboratories, Inc.(a)	29,900	904,774
GlaxoSmithKline PLC(b)	48,163	1,100,640
Hi-Tech Pharmacal Co., Inc.(a)	1,400	54,446
Impax Laboratories, Inc.(a)	1,200	24,204

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (continued)

Jazz Pharmaceuticals, Inc.(a)	1,500	$57,945
Medicines Co. (The)(a)	13,400	249,776
Medicis Pharmaceutical Corp., Class A	3,700	123,025
Merck & Co., Inc.	138,077	5,205,503
Novartis AG, Registered Shares(b)	23,010	1,315,487
Obagi Medical Products, Inc.(a)	4,600	46,736
Pfizer, Inc.	435,387	9,421,775
Pharmstandard OJSC, GDR(a)(b)(d)	4,364	61,532
Pozen, Inc.(a)	9,700	38,315
Questcor Pharmaceuticals, Inc.(a)	4,568	189,937
Roche Holding AG, Genusschein Shares(b)	10,756	1,823,012
Sanofi(b)	21,563	1,583,775
Santen Pharmaceutical Co., Ltd.(b)	17,807	735,383
Teva Pharmaceutical Industries Ltd., ADR(b)	24,625	993,865
Viropharma, Inc.(a)(c)	17,456	478,120
Warner Chilcott PLC, Class A(a)(b)	45,800	692,954
Total		37,095,182
TOTAL HEALTH CARE		58,890,745
INDUSTRIALS 6.6%
Aerospace & Defense 2.1%
BAE Systems PLC(b)	198,289	877,945
Ceradyne, Inc.(a)	1,129	30,235
Cubic Corp.	4,100	178,719
Exelis, Inc.	30,100	272,405
General Dynamics Corp.	74,100	4,920,981
L-3 Communications Holdings, Inc.	10,900	726,812
Lockheed Martin Corp.(c)	52,726	4,265,533
MTU Aero Engines Holding AG(b)	11,385	728,500
National Presto Industries, Inc.(c)	2,453	229,601
Northrop Grumman Corp.	7,898	461,875
Raytheon Co.	31,936	1,545,064
Saab AB, Class B(b)	39,460	816,487
United Technologies Corp.	48,418	3,538,871
Total		18,593,028
Air Freight & Logistics —%
Air Transport Services Group, Inc.(a)	20,200	95,344
Forward Air Corp.	900	28,845
Total		124,189
Airlines —%
Alaska Air Group, Inc.(a)	611	45,880

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Airlines (continued)

Copa Holdings SA, Class A(b)	1,658	$97,275
U.S. Airways Group, Inc.(a)(c)	1,100	5,577
United Continental Holdings, Inc.(a)(c)	8,500	160,395
Total		309,127
Building Products 0.1%
AAON, Inc.(c)	20,649	423,098
Commercial Services & Supplies 0.8%
Aeon Delight Co., Ltd.(b)(c)	38,300	772,094
Consolidated Graphics, Inc.(a)	1,600	77,248
Courier Corp.	14,700	172,431
Deluxe Corp.	21,400	487,064
G&K Services, Inc., Class A	3,600	104,796
Intersections, Inc.(c)	16,100	178,549
Multiplus SA(b)	8,990	155,436
Pitney Bowes, Inc.(c)	121,513	2,252,851
Quad Graphics, Inc.	5,200	74,568
Rollins, Inc.	22,500	499,950
RR Donnelley & Sons Co.(c)	108,300	1,562,769
SYKES Enterprises, Inc.(a)	17,300	270,918
United Stationers, Inc.	10,500	341,880
Total		6,950,554
Construction & Engineering 0.3%
Chicago Bridge & Iron Co. NV(b)	7,200	272,160
China Communications Construction Co., Ltd., Class H(b)	1,185,560	923,732
CTCI Corp.(b)	676,000	921,200
Dycom Industries, Inc.(a)	10,500	219,660
KBR, Inc.	4,359	121,486
Primoris Services Corp.	12,800	191,104
Total		2,649,342
Electrical Equipment 0.1%
LS Corp.(b)	2,980	196,982
Mitsubishi Electric Corp.(b)	101,000	967,968
Vicor Corp.	5,400	42,984
Total		1,207,934
Industrial Conglomerates 1.4%
Alfa SAB de CV, Class A(b)	10,300	112,258
DCC PLC(b)	28,471	673,592
General Electric Co.	205,053	3,672,499
LG Corp.(b)	1,850	98,786
Raven Industries, Inc.(c)	7,800	482,820
Seaboard Corp.(a)	127	258,572

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates (continued)

Siemens AG, Registered Shares(b)	10,941	$1,047,020
Tyco International Ltd.(b)	126,332	5,900,968
Total		12,246,515
Machinery 0.6%
Airtac International Group(b)	14,000	57,962
Andritz AG(b)	8,475	700,892
Dover Corp.	8,600	499,230
Eaton Corp.	9,200	400,476
Hiwin Technologies Corp.(b)	5,000	40,532
JNK Heaters Co., Ltd.(b)	5,440	86,182
Navistar International Corp.(a)	12,700	481,076
NN, Inc.(a)	900	5,400
Nordson Corp.	10,400	428,272
Parker Hannifin Corp.	19,600	1,494,500
Sany Heavy Equipment International Holdings Co., Ltd.(b)(c)	96,000	77,978
Sauer-Danfoss, Inc.(a)	7,100	257,091
Sun Hydraulics Corp.	14,900	349,107
Total		4,878,698
Professional Services 0.7%
Corporate Executive Board Co. (The)	2,300	87,630
Dun & Bradstreet Corp. (The)	61,400	4,594,562
Insperity, Inc.	14,500	367,575
RPX Corp.(a)	8,100	102,465
Towers Watson & Co.	5,200	311,636
Verisk Analytics, Inc., Class A(a)	15,500	622,015
Total		6,085,883
Road & Rail 0.1%
Avis Budget Group, Inc.(a)	9,100	97,552
Globaltrans Investment PLC, GDR(b)(d)	9,754	134,117
Heartland Express, Inc.	10,400	148,616
Localiza Rent a Car SA(b)	13,590	186,519
Werner Enterprises, Inc.(c)	20,000	482,000
Total		1,048,804
Trading Companies & Distributors 0.4%
Applied Industrial Technologies, Inc.	5,200	182,884
Barloworld Ltd.(b)	17,228	160,338
ITOCHU Corp.(b)	82,200	833,464
Kloeckner & Co. SE(b)(c)	28,752	369,146
Mills Estruturas e Servicos de Engenharia SA(b)	12,250	116,244

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Trading Companies & Distributors (continued)

Mitsui & Co., Ltd.(b)	51,700	$801,311
PT AKR Corporindo Tbk(b)	255,000	84,951
United Rentals, Inc.(a)(c)	10,262	303,242
WW Grainger, Inc.	700	131,033
Total		2,982,613
Transportation Infrastructure —%
China Merchants Holdings International Co., Ltd.(b)	53,500	154,739
TOTAL INDUSTRIALS		57,654,524
INFORMATION TECHNOLOGY 9.2%
Communications Equipment 0.2%
AAC Technologies Holdings, Inc.(b)	44,000	98,442
Comtech Telecommunications Corp.	4,000	114,480
Plantronics, Inc.	13,971	497,927
Telefonaktiebolaget LM Ericsson, Class B(b)	82,143	840,283
Total		1,551,132
Computers & Peripherals 2.4%
Apple, Inc.(a)	36,045	14,598,225
Catcher Technology Co., Ltd.(b)	33,000	152,836
Dell, Inc.(a)	310,400	4,541,152
Foxconn Technology Co., Ltd.(b)	27,900	88,921
Hewlett-Packard Co.	21,700	558,992
Lenovo Group Ltd.(b)	100,000	66,524
Simplo Technology Co., Ltd.(b)	13,000	75,656
STEC, Inc.(a)(c)	2,500	21,475
Synaptics, Inc.(a)(c)	6,000	180,900
Western Digital Corp.(a)	25,800	798,510
Xyratex Ltd.(b)	10,400	138,528
Total		21,221,719
Electronic Equipment, Instruments & Components 0.3%
China High Precision Automation Group Ltd.(b)(c)(f)(g)	112,050	25,695
Electro Rent Corp.(c)	8,700	149,205
Fabrinet(a)(b)	2,700	36,936
FUJIFILM Holdings Corp.(b)	25,800	608,641
Hitachi Ltd.(b)	168,093	874,415
Littelfuse, Inc.	2,137	91,848
Plexus Corp.(a)	13,500	369,630
SFA Engineering Corp.(b)	2,895	153,701

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components (continued)

Tong Hsing Electronic Industries Ltd.(b)	30,000	$72,450
Vishay Intertechnology, Inc.(a)(c)	76,538	688,076
Total		3,070,597
Internet Software & Services 0.2%
Baidu, Inc., ADR(a)(b)	916	106,687
Dena Co., Ltd.(b)	15,969	478,374
j2 Global, Inc.	11,000	309,540
Liquidity Services, Inc.(a)	2,100	77,490
PChome Online, Inc.(b)	7,000	42,994
Qihoo 360 Technology Co., Ltd., ADR(a)(b)(c)	1,620	25,418
SINA Corp.(a)(b)	3,282	170,664
Travelzoo, Inc.(a)(c)	4,700	115,526
ValueClick, Inc.(a)	14,800	241,092
Total		1,567,785
IT Services 2.0%
CACI International, Inc., Class A(a)	7,000	391,440
Cielo SA(b)	4,343	112,228
International Business Machines Corp.	57,304	10,537,059
Jack Henry & Associates, Inc.	1,700	57,137
Lender Processing Services, Inc.	30,800	464,156
Mastercard, Inc., Class A	8,000	2,982,560
MAXIMUS, Inc.	9,700	401,095
SK C&C Co., Ltd.(b)	842	85,598
Syntel, Inc.	8,100	378,837
TeleTech Holdings, Inc.(a)	26,584	430,661
Teradata Corp.(a)	5,200	252,252
TNS, Inc.(a)	4,900	86,828
Total System Services, Inc.	18,300	357,948
Unisys Corp.(a)	1,500	29,565
Western Union Co. (The)	59,900	1,093,774
Total		17,661,138
Office Electronics 0.1%
Canon, Inc.(b)(c)	22,700	998,966
Semiconductors & Semiconductor Equipment 2.5%
Altera Corp.	3,600	133,560
Atmel Corp.(a)	60,600	490,860
Avago Technologies Ltd.(b)	27,100	782,106
Cabot Microelectronics Corp.(a)	1,000	47,250
Cirrus Logic, Inc.(a)	4,500	71,325

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (continued)

Duksan Hi-Metal Co., Ltd.(a)(b)	3,319	$73,376
Entegris, Inc.(a)	46,600	406,585
Epistar Corp.(b)	39,000	82,654
GT Advanced Technologies, Inc.(a)(c)	50,300	364,172
Hynix Semiconductor, Inc.(a)(b)	9,440	180,243
Iljin Display Co., Ltd.(a)(b)	2,620	26,407
Intel Corp.(c)	330,772	8,021,221
IXYS Corp.(a)	6,300	68,229
Kulicke & Soffa Industries, Inc.(a)	30,500	282,125
Lam Research Corp.(a)	20,200	747,804
Linear Technology Corp.	2,000	60,060
LSI Corp.(a)	64,800	385,560
MediaTek, Inc.(b)	14,000	128,142
Micrel, Inc.	34,000	343,740
Micron Technology, Inc.(a)	338,900	2,131,681
Novellus Systems, Inc.(a)	14,800	611,092
Rambus, Inc.(a)	20,000	151,000
RF Micro Devices, Inc.(a)	11,200	60,480
Samsung Electronics Co., Ltd.(b)	1,948	1,791,844
Spreadtrum Communications, Inc., ADR(b)	10,557	220,430
Taiwan Semiconductor Manufacturing Co., Ltd.(b)	128,530	321,145
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)	14,867	191,933
Teradyne, Inc.(a)(c)	233,145	3,177,766
United Microelectronics Corp.(b)	261,000	109,350
Veeco Instruments, Inc.(a)(c)	16,700	347,360
Total		21,809,500
Software 1.5%
ACI Worldwide, Inc.(a)	9,400	269,216
AutoNavi Holdings Ltd., ADR(a)(b)	5,280	52,958
BMC Software, Inc.(a)	20,700	678,546
Fair Isaac Corp.	13,500	483,840
Intuit, Inc.	5,700	299,763
Manhattan Associates, Inc.(a)	10,700	433,136
Microsoft Corp.	359,889	9,342,719
MicroStrategy, Inc., Class A(a)(c)	1,100	119,152
NetQin Mobile, Inc., ADR(a)(b)(c)	9,840	51,857
Nintendo Co., Ltd.(b)	3,300	453,064
Oracle Corp.	28,200	723,330
TeleNav, Inc.(a)	36,400	284,284
Total		13,191,865
TOTAL INFORMATION TECHNOLOGY		81,072,702

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 3.3%

Chemicals 1.7%

Asian Paints Ltd.(b)	1,843	$89,961
BASF SE(b)	23,150	1,614,647
Capro Corp.(a)(b)	3,440	62,694
CF Industries Holdings, Inc.	34,000	4,929,320
Cheil Industries, Inc.(b)	1,630	143,142
Clariant AG, Registered Shares(a)(b)(c)	56,991	562,447
Eastman Chemical Co.	104,002	4,062,318
Ecolab, Inc.	1,300	75,153
Formosa Chemicals & Fibre Corp.(b)	79,000	208,179
Georgia Gulf Corp.(a)	1,900	37,031
Hitachi Chemical Co., Ltd.(b)	37,100	649,427
Innospec, Inc.(a)	10,100	283,507
LG Chem Ltd.(b)	1,028	283,477
Minerals Technologies, Inc.	6,100	344,833
NewMarket Corp.(c)	2,617	518,454
Petronas Chemicals Group Bhd(b)	70,500	137,702
PPG Industries, Inc.	5,400	450,846
TPC Group, Inc.(a)	3,500	81,655
Tredegar Corp.	11,000	244,420
TSRC Corp.(b)	52,800	129,382
Total		14,908,595
Construction Materials —%
PT Indocement Tunggal Prakarsa Tbk(b)	78,250	146,927
Siam Cement PCL, NVDR(b)	12,400	122,780
Total		269,707
Metals & Mining 1.3%
Aurubis AG(b)	16,162	861,808
BHP Billiton Ltd.(b)	43,641	1,540,469
BHP Billiton Ltd., ADR(b)	2,980	210,477
Centerra Gold, Inc.(b)	33,786	596,955
Cliffs Natural Resources, Inc.	11,471	715,217
Coeur d’Alene Mines Corp.(a)	900	21,726
First Quantum Minerals Ltd.(b)	27,367	538,609
Freeport-McMoRan Copper & Gold, Inc.	120,774	4,443,275
Gold Fields Ltd., ADR(b)	9,551	145,653
Grupo Mexico SAB de CV, Class B(b)	81,249	213,622
Hecla Mining Co.	33,000	172,590
Iluka Resources Ltd.(b)(c)	30,256	479,226
Novolipetsk Steel OJSC, GDR(b)(d)	1,901	37,336
Vale SA(b)	30,290	640,633

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining (continued)

Yamana Gold, Inc.(b)	24,930	$366,222
Total		10,983,818
Paper & Forest Products 0.3%
Buckeye Technologies, Inc.	15,400	514,976
Domtar Corp.(c)	7,900	631,684
International Paper Co.	24,200	716,320
PH Glatfelter Co.	2,300	32,476
Svenska Cellulosa AB, Class B(b)(c)	73,213	1,085,102
Total		2,980,558
TOTAL MATERIALS		29,142,678
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	55,288	1,671,909
China Unicom Hong Kong Ltd.(b)	80,000	168,653
Chunghwa Telecom Co., Ltd., ADR(b)	5,649	187,999
Fairpoint Communications, Inc.(a)(c)	3,700	16,021
Neutral Tandem, Inc.(a)	2,400	25,656
Tele2 AB, Class B(b)	20,118	391,424
Telefonica Brasil SA, ADR(b)(c)	28,219	771,225
Telefonica SA(b)	20,808	360,468
Telenor ASA(b)	65,689	1,077,454
Verizon Communications, Inc.(c)	189,249	7,592,670
Total		12,263,479
Wireless Telecommunication Services 0.7%
Advanced Information Service PCL, Foreign Registered Shares(b)	101,800	452,572
Bharti Airtel Ltd.(b)	11,940	77,152
Far EasTone Telecommunications Co., Ltd.(b)	75,000	140,888
Freenet AG(b)	89,611	1,159,791
MTN Group Ltd.(b)	19,730	351,288
NTT DoCoMo, Inc.(b)	408	749,096
SoftBank Corp.(b)	36,300	1,066,061
Telephone & Data Systems, Inc.(c)	13,479	348,971
Total Access Communication PCL, Foreign Registered Shares(b)	47,400	104,334
Total Access Communication PCL, NVDR(b)	17,900	39,400
U.S.A. Mobility, Inc.	31,112	431,524
United States Cellular Corp.(a)	5,100	222,513

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Wireless Telecommunication Services (continued)

Vodafone Group PLC(b)	252,839	702,467
Total		5,846,057
TOTAL TELECOMMUNICATION SERVICES		18,109,536
UTILITIES 2.7%
Electric Utilities 1.2%
E.ON AG(b)	41,279	$890,601
El Paso Electric Co.	14,700	509,208
Enel SpA(b)	249,471	1,012,038
Entergy Corp.	17,715	1,294,081
Exelon Corp.(c)	127,003	5,508,120
Fortum OYJ(b)	43,254	923,135
PNM Resources, Inc.(c)	7,500	136,725
Portland General Electric Co.	20,900	528,561
Total		10,802,469
Gas Utilities 0.2%
Chesapeake Utilities Corp.	9,000	390,150
ENN Energy Holdings Ltd.(b)	44,530	142,564
Laclede Group, Inc. (The)	600	24,282
Oneok, Inc.	4,200	364,098
PT Perusahaan Gas Negara Tbk(b)	1,558,670	545,196
Southwest Gas Corp.	1,100	46,739
Towngas China Co., Ltd.(b)	128,000	69,129
Total		1,582,158
Independent Power Producers & Energy Traders 0.7%
Aboitiz Power Corp.(b)	284,260	194,021
AES Corp. (The)(a)	401,257	4,750,883
NRG Energy, Inc.(a)	37,600	681,312
Total		5,626,216
Multi-Utilities 0.6%
AGL Energy Ltd.(b)(c)	60,164	880,310
Centrica PLC(b)	169,146	759,944
DTE Energy Co.	13,800	751,410
NSTAR	2,500	117,400
OGE Energy Corp.	18,300	1,037,793
Public Service Enterprise Group, Inc.	48,254	1,592,864
Total		5,139,721
TOTAL UTILITIES		23,150,564
Total Common Stocks (Cost: $476,733,119)		$507,812,042

Issuer	Shares	Value

Preferred Stocks 0.2%

CONSUMER STAPLES 0.1%

Household Products 0.1%

Henkel AG & Co. KGaA(b)	19,816	$1,143,594
TOTAL CONSUMER STAPLES		1,143,594
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA(b)	51,550	593,920
TOTAL ENERGY		593,920
Total Preferred Stocks (Cost: $1,828,282)		$1,737,514

Convertible Preferred Stocks 0.7%
CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Goodyear Tire & Rubber Co., (The), 5.875%	5,000	242,188
Automobiles 0.1%
General Motors Co., 4.750%	11,700	402,187
TOTAL CONSUMER DISCRETIONARY		644,375
CONSUMER STAPLES 0.1%
Food Products 0.1%
2009 Dole Food Automatic Common Exchange Security Trust, 7.000%(d)	25,500	217,946
Bunge Ltd., 4.875%(b)	3,300	304,978
Total		522,924
TOTAL CONSUMER STAPLES		522,924
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Apache Corp., 6.000%	4,000	216,500
Chesapeake Energy Corp., 5.000%	4,400	354,750
Energy XXI Bermuda Ltd., 5.625%(b)	580	198,782
Whiting Petroleum Corp., 6.250%	950	209,047
Total		979,079
TOTAL ENERGY		979,079

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

FINANCIALS 0.2%

Capital Markets —%

UBS AG, 6.750%(b)	4,360	$99,503
Commercial Banks —%
Fifth Third Bancorp, 8.500%	3,350	472,350
Diversified Financial Services 0.1%
AMG Capital Trust II, 5.150%	2,800	110,600
Bank of America Corp., 7.250%	620	485,925
Citigroup, Inc., 7.500%	6,500	527,475
Total		1,124,000
Insurance —%
MetLife, Inc., 5.000%	4,500	277,830
Real Estate Investment Trusts (REITs) 0.1%
Alexandria Real Estate Equities, Inc., 7.000%	12,000	287,880
Health Care REIT, Inc., 6.500%	10,200	522,750
Total		810,630
TOTAL FINANCIALS		2,784,313
HEALTH CARE —%
Health Care Providers & Services —%
Omnicare Capital Trust II, 4.000%	5,000	230,625
TOTAL HEALTH CARE		230,625
INDUSTRIALS 0.1%
Airlines —%
Continental Airlines Finance Trust II, 6.000%	4,500	124,313
Professional Services 0.1%
Nielsen Holdings NV, 6.250%(b)	5,500	320,237
Road & Rail —%
2010 Swift Mandatory Common Exchange Security Trust, 6.000%(d)	25,000	217,850
TOTAL INDUSTRIALS		662,400
UTILITIES 0.1%
Electric Utilities 0.1%
PPL Corp., 8.750%	5,820	321,380

	Shares	Value

Convertible Preferred Stocks (continued)
Electric Utilities (continued)
PPL Corp., 9.500%	7,000	$388,570
Total		709,950
TOTAL UTILITIES		709,950
Total Convertible Preferred Stocks (Cost: $7,368,664)		$6,533,666

Exchange-Traded Funds 0.2%
iShares MSCI EAFE Index Fund	26,640	1,319,479
iShares MSCI Emerging Markets Index Fund	9,864	374,240
Total Exchange-Traded Funds (Cost: $1,730,455)		$1,693,719

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) 16.4%

Aerospace & Defense 0.2%

ADS Tactical, Inc. Senior Secured(c)(d)
04/01/18	11.000%	395,000	$395,000
Bombardier, Inc. Senior Unsecured(b)(c)(d)
03/15/20	7.750%	150,000	163,500
Huntington Ingalls Industries, Inc.(d)
03/15/18	6.875%	149,000	146,020
03/15/21	7.125%	63,000	61,740
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	422,000	432,550
L-3 Communications Corp.
02/15/21	4.950%	510,000	505,440
Oshkosh Corp.
03/01/20	8.500%	255,000	262,650
TransDigm, Inc.
12/15/18	7.750%	131,000	140,825
Total			2,107,725
Automotive 0.1%
Chrysler Group LLC/Co-Issuer, Inc. Senior Secured(d)
06/15/21	8.250%	111,000	100,732
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	55,000	55,550
02/15/21	6.750%	156,000	159,510
Delphi Corp.(c)(d)
05/15/19	5.875%	145,000	147,175
05/15/21	6.125%	50,000	51,250
Lear Corp.
03/15/20	8.125%	320,000	348,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Automotive (continued)

Visteon Corp.(d)
04/15/19	6.750%	$247,000	$240,825
Total			1,103,842
Banking 1.4%
Banco Cruzeiro do Sul SA Senior Unsecured(b)(d)
01/20/16	8.250%	200,000	136,104
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	3,070,000	2,796,263
Citigroup, Inc. Senior Unsecured
01/14/22	4.500%	2,160,000	2,069,513
Goldman Sachs Group, Inc. (The)
Senior Unsecured
06/15/20	6.000%	2,040,000	2,089,699
Goldman Sachs Group, Inc. (The)(c)
Senior Unsecured
07/27/21	5.250%	255,000	248,763
JPMorgan Chase & Co. Senior Unsecured
08/15/21	4.350%	2,600,000	2,625,758
Lloyds Banking Group PLC(b)(d)
11/29/49	6.267%	206,000	111,240
Morgan Stanley Senior Unsecured
07/28/21	5.500%	2,370,000	2,191,385
Total			12,268,725
Brokerage —%
E*Trade Financial Corp. Senior Unsecured PIK
11/30/17	12.500%	30,000	33,900
Nuveen Investments, Inc.
11/15/15	10.500%	55,000	54,588
Total			88,488
Building Materials 0.1%
Building Materials Corp. of America Senior Notes(d)
05/01/21	6.750%	229,000	240,450
Interface, Inc.
12/01/18	7.625%	56,000	59,220
Nortek, Inc.(d)
12/01/18	10.000%	29,000	27,477
04/15/21	8.500%	167,000	141,115
Total			468,262
Chemicals 0.3%
CF Industries, Inc.
05/01/20	7.125%	236,000	278,480

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Chemicals (continued)

Dow Chemical Co. (The)
Senior Unsecured
11/15/20	4.250%	$645,000	$670,438
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	47,000	38,775
Senior Secured
02/01/18	8.875%	180,000	168,750
Ineos Finance PLC Senior Secured(b)(d)
05/15/15	9.000%	169,000	171,535
JM Huber Corp. Senior Unsecured(d)
11/01/19	9.875%	110,000	112,475
Koppers, Inc.
12/01/19	7.875%	18,000	19,080
LyondellBasell Industries NV(b)(d)
11/15/21	6.000%	234,000	242,775
MacDermid, Inc.(d)
04/15/17	9.500%	125,000	124,688
Momentive Performance Materials, Inc.
06/15/14	12.500%	67,000	71,020
Nalco Co.(d)
01/15/19	6.625%	115,000	133,112
Nova Chemicals Corp. Senior Unsecured(b)
11/01/19	8.625%	6,000	6,615
Polypore International, Inc.
11/15/17	7.500%	185,000	191,475
Total			2,229,218
Construction Machinery 0.1%
CNH Capital LLC(d)
11/01/16	6.250%	229,000	235,870
Case New Holland, Inc.
12/01/17	7.875%	193,000	218,090
Columbus McKinnon Corp.
02/01/19	7.875%	69,000	71,674
Manitowoc Co., Inc. (The)
02/15/18	9.500%	130,000	138,450
Neff Rental LLC/Finance Corp. Secured(d)
05/15/16	9.625%	217,000	192,045
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	105,000	106,312
United Rentals North America, Inc.
12/15/19	9.250%	218,000	228,900
Total			1,191,341

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Consumer Cyclical Services —%

Goodman Networks, Inc. Senior Secured(d)
07/01/18	12.125%	$139,000	$132,745
West Corp.
10/01/18	8.625%	54,000	54,540
Total			187,285
Consumer Products 0.1%
Central Garden and Pet Co.
03/01/18	8.250%	245,000	240,712
Spectrum Brands Holdings, Inc.
Senior Secured
06/15/18	9.500%	272,000	297,500
Spectrum Brands Holdings, Inc.(d)
Senior Secured
06/15/18	9.500%	50,000	54,688
Visant Corp.
10/01/17	10.000%	114,000	104,310
Total			697,210
Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes(d)
03/15/18	8.125%	225,000	238,781
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	224,000	238,560
Tomkins LLC/Inc. Secured
10/01/18	9.000%	171,000	189,596
WireCo WorldGroup, Inc.(d)
05/15/17	10.000%	280,000	281,750
Total			948,687
Electric 2.9%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	55,000	60,500
AES Corp. (The)(d)
Senior Unsecured
07/01/21	7.375%	188,000	202,570
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	1,425,000	1,562,736
Arizona Public Service Co. Senior Unsecured
09/01/41	5.050%	210,000	235,711
Atlantic Power Corp.(b)(d)
11/15/18	9.000%	89,000	89,031
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	2,000,000	2,020,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Electric (continued)

Calpine Corp. Senior Secured(d)
02/15/21	7.500%	$300,000	$322,500
DPL, Inc.(d)
Senior Unsecured
10/15/16	6.500%	63,000	67,095
10/15/21	7.250%	37,000	39,960
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	1,300,000	1,477,298
06/01/16	6.350%	550,000	636,905
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	1,301,000	1,570,129
08/01/33	5.250%	2,095,000	2,299,250
Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	2,040,000	2,176,517
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	850,000	1,013,693
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	141,000	91,650
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	166,000	175,130
GenOn Energy, Inc. Senior Unsecured(c)
10/15/18	9.500%	129,000	130,612
Nevada Power Co.
05/15/18	6.500%	2,710,000	3,251,661
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	1,720,000	1,965,413
Pacific Gas & Electric Co. Senior Unsecured(c)
10/01/20	3.500%	60,000	62,652
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	245,000	278,544
01/15/21	4.400%	1,560,000	1,715,464
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	1,692,000	2,034,686
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	550,000	661,496
TransAlta Corp. Senior Unsecured(b)
01/15/15	4.750%	1,000,000	1,071,766
Total			25,212,969

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Entertainment 0.1%
06/01/19	8.750%	$105,000	$108,675
Cinemark U.S.A., Inc
06/15/21	7.375%	36,000	36,810
Speedway Motorsports, Inc.
02/01/19	6.750%	207,000	209,070
Time Warner, Inc.
03/29/41	6.250%	600,000	719,371
Vail Resorts, Inc.
05/01/19	6.500%	44,000	44,880
Total			1,118,806
Environmental 0.1%
Waste Management, Inc.
06/30/20	4.750%	1,085,000	1,190,288
Food and Beverage 0.6%
ARAMARK Holdings Corp. Senior Unsecured PIK(d)
05/01/16	8.625%	66,000	67,980
Cott Beverages, Inc.
09/01/18	8.125%	54,000	58,320
Darling International, Inc.
12/15/18	8.500%	40,000	44,400
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	2,470,000	2,895,240
MHP SA(b)(d)
04/29/15	10.250%	200,000	176,142
SABMiller PLC Senior Unsecured(b)(d)
07/15/18	6.500%	1,900,000	2,269,286
Total			5,511,368
Gaming 0.1%
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	155,000	123,225
Senior Secured
06/01/17	11.250%	261,000	276,986
MGM Resorts International
Senior Secured
03/15/20	9.000%	105,000	116,288
MGM Resorts International(c)
Senior Unsecured
03/01/18	11.375%	144,000	158,400
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	51,000	55,463
Pinnacle Entertainment, Inc.
06/15/15	7.500%	19,000	18,810

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Gaming (continued)

ROC Finance LLC/Corp. Secured(d)
09/01/18	12.125%	$111,000	$116,827
Seneca Gaming Corp.(d)
12/01/18	8.250%	165,000	161,287
Tunica-Biloxi Gaming Authority Senior Unsecured(d)
11/15/15	9.000%	85,000	85,000
Total			1,112,286
Gas Pipelines 1.5%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	782,000	897,681
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	16,000	17,520
09/15/20	6.500%	447,000	488,347
01/15/32	7.750%	7,000	8,085
Enterprise Products Operating LLC
02/01/16	3.200%	420,000	434,818
02/15/42	5.700%	200,000	217,897
Kinder Morgan Energy Partners LP Senior Unsecured(c)
09/01/41	5.625%	560,000	576,825
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	159,000	166,155
Nisource Finance Corp.
09/15/20	5.450%	885,000	980,276
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	1,375,000	1,600,503
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	2,065,000	2,274,800
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	332,000	351,920
07/15/21	6.500%	251,000	261,040
Southern Natural Gas Co. Senior Unsecured(d)
04/01/17	5.900%	2,335,000	2,668,606
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	50,000	50,875
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	1,750,000	2,026,271
Total			13,021,619

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Health Care 0.6%

AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	$13,000	$13,390
AMGH Merger Sub, Inc. Senior Secured(d)
11/01/18	9.250%	124,000	127,720
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	47,323	48,151
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	190,000	199,500
Baxter International, Inc. Senior Unsecured
01/15/17	1.850%	175,000	176,360
CHS/Community Health Systems, Inc.(c)
07/15/15	8.875%	97,000	100,153
CHS/Community Health Systems, Inc.(c)(d)
11/15/19	8.000%	117,000	118,170
ConvaTec Healthcare E SA Senior Unsecured(b)(d)
12/15/18	10.500%	249,000	222,232
Emdeon, Inc.(d)
12/31/19	11.000%	116,000	121,365
Express Scripts, Inc.
05/15/16	3.125%	1,070,000	1,075,931
Fresenius Medical Care U.S. Finance, Inc.(d)
09/15/18	6.500%	30,000	31,425
HCA, Inc.
02/15/22	7.500%	138,000	141,105
Senior Secured
02/15/20	6.500%	106,000	109,975
02/15/20	7.875%	132,000	142,560
09/15/20	7.250%	363,000	382,965
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	225,000	228,656
Health Management Associates, Inc. Senior Unsecured(d)
01/15/20	7.375%	186,000	193,440
Healthsouth Corp.
02/15/20	8.125%	165,000	166,238
Healthsouth Corp.(c)
09/15/22	7.750%	13,000	12,789
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	245,000	266,010
InVentiv Health, Inc.(d)
08/15/18	10.000%	129,000	116,100
Kinetic Concepts/KCI U.S.A., Inc.(d)
11/01/18	10.500%	79,000	77,420

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Health Care (continued)

LifePoint Hospitals, Inc.
10/01/20	6.625%	$159,000	$164,764
Multiplan, Inc.(d)
09/01/18	9.875%	228,000	237,690
Omnicare, Inc.
06/01/20	7.750%	73,000	78,384
Radnet Management, Inc.
04/01/18	10.375%	43,000	37,840
Rural/Metro Corp. Senior Unsecured(d)
07/15/19	10.125%	111,000	104,895
STHI Holding Corp. Secured(d)
03/15/18	8.000%	63,000	64,733
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	175,000	173,687
02/01/19	7.750%	144,000	138,240
Total			5,071,888
Home Construction —%
Shea Homes LP/Funding Corp. Senior Secured(d)
05/15/19	8.625%	152,000	142,120

Independent Energy 1.0%

Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,530,000	1,734,331
Antero Resources Finance Corp.
12/01/17	9.375%	7,000	7,560
Antero Resources Finance Corp.(d)
08/01/19	7.250%	11,000	11,275
Bill Barrett Corp.
10/01/19	7.625%	49,000	51,205
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	334,000	337,340
Chaparral Energy, Inc.
10/01/20	9.875%	81,000	87,480
09/01/21	8.250%	208,000	210,600
Chesapeake Energy Corp.
08/15/20	6.625%	622,000	663,985
Concho Resources, Inc.
10/01/17	8.625%	107,000	116,898
01/15/21	7.000%	53,000	56,909
01/15/22	6.500%	26,000	27,170
Continental Resources, Inc.
10/01/20	7.375%	1,000	1,090
04/01/21	7.125%	318,000	344,632
Encana Corp. Senior Unsecured(b)
12/01/17	5.900%	900,000	1,020,106

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Independent Energy (continued)

Goodrich Petroleum Corp.(d)
03/15/19	8.875%	$167,000	$167,000
Hilcorp Energy I LP/Finance Co. Senior Notes(d)
04/15/21	7.625%	272,000	284,920
Kodiak Oil & Gas Corp.(b)(d)
12/01/19	8.125%	236,000	244,555
Laredo Petroleum, Inc.(d)
02/15/19	9.500%	287,000	304,220
MEG Energy Corp.(b)(d)
03/15/21	6.500%	185,000	189,163
Oasis Petroleum, Inc.
02/01/19	7.250%	200,000	207,000
11/01/21	6.500%	104,000	103,220
Petrohawk Energy Corp.
06/01/19	6.250%	125,000	137,500
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	180,000	193,950
Range Resources Corp.
05/01/18	7.250%	2,000	2,130
05/15/19	8.000%	265,000	295,475
SM Energy Co. Senior Unsecured(d)
11/15/21	6.500%	59,000	60,770
WPX Energy, Inc. Senior Unsecured(d)
01/15/22	6.000%	100,000	102,375
Whiting Petroleum Corp.
10/01/18	6.500%	7,000	7,315
Woodside Finance Ltd.(b)(d)
11/10/14	4.500%	1,950,000	2,052,525
Total			9,022,699

Integrated Energy 0.3%

Lukoil International Finance BV(b)(d)
11/09/20	6.125%	450,000	442,080
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	735,000	832,921
Petro-Canada Senior Unsecured(b)
05/15/18	6.050%	1,370,000	1,612,723
Total			2,887,724
Life Insurance 0.2%
Prudential Financial, Inc.
Senior Unsecured
05/12/16	3.000%	830,000	827,025
12/01/17	6.000%	859,000	955,350
Total			1,782,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Media Cable 0.8%

CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	$187,000	$204,765
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	114,000	131,385
CSC Holdings LLC(d)
Senior Unsecured
11/15/21	6.750%	80,000	84,200
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(d)
11/15/17	8.625%	182,000	192,920
Comcast Corp.
02/15/18	5.875%	2,000,000	2,312,534
DISH DBS Corp.
09/01/19	7.875%	184,000	207,920
06/01/21	6.750%	181,000	195,028
Insight Communications Co., Inc. Senior Unsecured(d)
07/15/18	9.375%	120,000	137,100
Time Warner Cable, Inc.
05/01/17	5.850%	2,010,000	2,289,044
07/01/18	6.750%	960,000	1,140,206
Total			6,895,102
Media Non-Cable 0.9%
AMC Networks, Inc.(d)
07/15/21	7.750%	195,000	212,062
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	67,000	56,447
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	177,000	191,160
Cumulus Media, Inc.(d)
05/01/19	7.750%	161,000	142,485
EH Holding Corp.(d)
06/15/21	7.625%	170,000	178,500
Senior Secured
06/15/19	6.500%	56,000	58,380
Intelsat Jackson Holdings SA(b)
10/15/20	7.250%	304,000	308,560
Intelsat Jackson Holdings SA(b)(d)
04/01/21	7.500%	55,000	55,619
Intelsat Luxembourg SA(b)
PIK
02/04/17	11.500%	193,000	186,245
Intelsat Luxembourg SA(b)(d)
PIK
02/04/17	11.500%	137,000	132,205
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	133,000	131,836
News America, Inc.
02/15/41	6.150%	1,600,000	1,844,146

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)

Media Non-Cable (continued)

Nielsen Finance LLC/Co.
10/15/18	7.750%	$323,000	$348,840
Reed Elsevier Capital, Inc.
01/15/14	7.750%	530,000	591,332
Salem Communications Corp. Secured
12/15/16	9.625%	108,000	113,940
Sinclair Television Group, Inc. Secured(d)
11/01/17	9.250%	120,000	130,800
TCM Sub LLC(d)
01/15/15	3.550%	1,525,000	1,604,762
Thomson Reuters Corp.(b)
07/15/18	6.500%	925,000	1,108,239
Univision Communications, Inc.(c)(d)
05/15/21	8.500%	88,000	80,080
Univision Communications, Inc.(d)
Senior Secured
11/01/20	7.875%	200,000	203,000
Total			7,678,638
Metals 0.4%
Alpha Natural Resources, Inc.
06/01/19	6.000%	103,000	99,910
ArcelorMittal Senior Unsecured(b)(c)
03/01/21	5.500%	1,450,000	1,330,968
Arch Coal, Inc.(d)
06/15/19	7.000%	275,000	281,875
06/15/21	7.250%	183,000	188,033
Calcipar SA Senior Secured(b)(d)
05/01/18	6.875%	102,000	91,800
Consol Energy, Inc.
04/01/20	8.250%	248,000	274,040
FMG Resources August 2006 Proprietary Ltd.(b)(d)
11/01/15	7.000%	202,000	204,020
02/01/16	6.375%	113,000	109,610
02/01/18	6.875%	86,000	82,345
Senior Notes
11/01/19	8.250%	154,000	155,540
JMC Steel Group Senior Notes(d)
03/15/18	8.250%	156,000	152,100
Novelis, Inc.(b)
12/15/17	8.375%	45,000	47,813
12/15/20	8.750%	98,000	105,105
Peabody Energy Corp.(d)
11/15/18	6.000%	146,000	148,920
11/15/21	6.250%	97,000	100,395

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)
Metals (continued)
Rain CII Carbon LLC/Corp. Senior Secured(d)
12/01/18	8.000%	$225,000	$230,062
Total			3,602,536
Non-Captive Consumer 0.1%
SLM Corp.
Senior Notes
01/25/16	6.250%	176,000	171,156
Senior Unsecured
03/25/20	8.000%	240,000	242,400
Springleaf Finance Corp.
Senior Unsecured
09/15/17	6.500%	190,000	132,050
12/15/17	6.900%	75,000	54,188
Total			599,794
Non-Captive Diversified 0.8%
Ally Financial, Inc.
03/15/20	8.000%	764,000	783,100
09/15/20	7.500%	14,000	14,140
CIT Group, Inc.
Secured
05/01/17	7.000%	104,000	104,000
CIT Group, Inc.(c)(d)
Secured
04/01/18	6.625%	200,000	205,500
CIT Group, Inc.(d)
Secured
05/02/17	7.000%	479,000	478,401
Ford Motor Credit Co. LLC
Senior Unsecured
05/15/18	5.000%	226,000	226,586
01/15/20	8.125%	170,000	200,102
02/01/21	5.750%	420,000	437,695
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	3,685,000	3,845,913
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	115,000	118,450
09/01/17	8.875%	280,000	289,100
05/15/19	6.250%	138,000	127,483
International Lease Finance Corp.(c)
Senior Unsecured
12/15/20	8.250%	61,000	61,610
Total			6,892,080
Oil Field Services 0.2%
Green Field Energy Services, Inc. Senior Secured(d)
11/15/16	13.000%	175,000	169,750
Novatek Finance Ltd. Senior Unsecured(b)(d)
02/03/21	6.604%	200,000	203,114

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)
Oil Field Services (continued)
Offshore Group Investments Ltd. Senior Secured(b)
08/01/15	11.500%	$340,000	$367,625
Oil States International, Inc.
06/01/19	6.500%	95,000	97,137
Weatherford International Ltd.(b)
09/15/40	6.750%	560,000	636,492
Total			1,474,118
Other Industry –%
Interline Brands, Inc.
11/15/18	7.000%	94,000	97,290

Packaging 0.2%
Ardagh Packaging Finance PLC(b)(c)(d)
10/15/20	9.125%	5,000	4,950
Ardagh Packaging Finance PLC(b)(d)
Senior Secured
10/15/17	7.375%	270,000	272,700
Greif, Inc. Senior Unsecured
02/01/17	6.750%	53,000	55,385
Reynolds Group Issuer, Inc./LLC(d)
02/15/21	8.250%	212,000	187,620
Senior Secured
04/15/19	7.125%	351,000	357,142
08/15/19	7.875%	129,000	134,805
Senior Unsecured
08/15/19	9.875%	323,000	313,310
Total			1,325,912
Paper –%
Cascades, Inc.(b)
12/15/17	7.750%	148,000	146,520
Graphic Packaging International, Inc.
10/01/18	7.875%	120,000	127,800
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	161,000	98,210
Total			372,530
Pharmaceuticals 0.1%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	78,000	82,973
Grifols, Inc.
02/01/18	8.250%	233,000	244,650
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(d)
12/01/19	9.500%	41,000	43,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)
Pharmaceuticals (continued)
Mylan, Inc.(d)
11/15/18	6.000%	$190,000	$195,462
Total			566,135
Railroads 0.4%
CSX Corp. Senior Unsecured
03/15/18	6.250%	2,090,000	2,487,951
Canadian Pacific Railway Co. Senior Unsecured(b)
05/15/18	6.500%	1,000,000	1,134,794
Total			3,622,745
Refining –%
United Refining Co. Senior Secured
02/28/18	10.500%	211,000	197,285

Restaurants 0.1%
Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%	1,245,000	1,264,789

Retailers 0.5%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	870,000	832,225
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	66,000	64,515
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	1,875,000	2,187,829
Limited Brands, Inc.
04/01/21	6.625%	105,000	111,300
Needle Merger Sub Corp. Senior Unsecured(d)
03/15/19	8.125%	44,000	41,910
Number Merger Sub, Inc. Senior Notes(c)(d)
12/15/19	11.000%	59,000	59,590
QVC, Inc.(d)
Senior Secured
10/01/19	7.500%	100,000	108,000
10/15/20	7.375%	160,000	172,000
Rite Aid Corp.(c)
06/15/17	9.500%	107,000	97,638
Senior Secured
08/15/20	8.000%	155,000	171,275
Sally Holdings LLC/Capital, Inc.(c)(d)
11/15/19	6.875%	41,000	42,640

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(h) (continued)
Retailers (continued)
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	$225,000		$232,875
Total				4,121,797
Supranational 0.1%
European Investment Bank(b)
Senior Unsecured
06/20/17	1.400%	JPY	42,100,000	552,565
01/18/27	2.150%	JPY	2,500,000	32,459
Total				585,024
Technology 0.3%
Amkor Technology, Inc. Senior Unsecured(c)
05/01/18	7.375%		266,000	271,985
CDW LLC / Finance Corp.
04/01/19	8.500%		281,000	283,108
Cardtronics, Inc.
09/01/18	8.250%		220,000	239,800
CommScope, Inc.(d)
01/15/19	8.250%		86,000	86,000
Equinix, Inc. Senior Unsecured
07/15/21	7.000%		74,000	78,440
First Data Corp.
PIK
09/24/15	10.550%		131,000	124,941
First Data Corp.(d)
01/15/21	12.625%		170,000	147,900
Senior Secured
08/15/20	8.875%		155,000	155,000
Freescale Semiconductor, Inc. Senior Secured(b)(d)
04/15/18	9.250%		200,000	213,750
Interactive Data Corp.
08/01/18	10.250%		202,000	221,190
NXP BV/Funding LLC Senior Secured(b)(d)
08/01/18	9.750%		267,000	292,365
iGate Corp.(d)
05/01/16	9.000%		190,000	197,600
Total				2,312,079
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%		151,000	155,153
ERAC U.S.A. Finance LLC(d)
10/15/37	7.000%		590,000	709,814

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)
Transportation Services (continued)
Hertz Corp. (The)
01/15/21	7.375%	$258,000	$262,192
Total			1,127,159
Wireless 0.5%
Cricket Communications, Inc.
10/15/20	7.750%	105,000	91,875
Senior Secured
05/15/16	7.750%	220,000	227,150
MetroPCS Wireless, Inc.
09/01/18	7.875%	220,000	223,300
11/15/20	6.625%	34,000	31,705
NII Capital Corp.
04/01/21	7.625%	124,000	123,070
Rogers Communications, Inc.(b)
08/15/18	6.800%	570,000	694,240
SBA Telecommunications, Inc.
08/15/16	8.000%	275,000	296,312
08/15/19	8.250%	75,000	81,563
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	236,000	211,515
Sprint Nextel Corp.(d)
11/15/18	9.000%	504,000	528,570
Senior Unsecured
11/15/21	11.500%	98,000	96,897
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	1,300,000	1,305,290
Wind Acquisition Finance SA(b)(d)
Secured
07/15/17	11.750%	98,000	87,710
Senior Secured
02/15/18	7.250%	450,000	406,125
Total			4,405,322
Wirelines 1.1%
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	1,010,000	1,284,759
09/01/40	5.350%	230,000	258,727
AT&T, Inc.(c)
Senior Unsecured
08/15/41	5.550%	1,015,000	1,195,078
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	380,000	380,700
Embarq Corp. Senior Unsecured
06/01/36	7.995%	1,000,000	1,036,188
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	194,000	198,608

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) (continued)
Wirelines (continued)
Integra Telecom Holdings, Inc. Senior Secured(d)
04/15/16	10.750%	$65,000	$52,325
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	145,000	154,425
Level 3 Financing, Inc.
02/15/17	8.750%	84,000	85,470
02/01/18	10.000%	81,000	85,860
04/01/19	9.375%	53,000	55,319
Level 3 Financing, Inc.(d)
Senior Unsecured
07/01/19	8.125%	82,000	80,770
PAETEC Holding Corp.
12/01/18	9.875%	245,000	269,500
Senior Secured
06/30/17	8.875%	40,000	43,200
Telecom Italia Capital SA(b)
07/18/36	7.200%	625,000	516,217
Telefonica Emisiones SAU(b)
01/15/15	4.949%	1,580,000	1,571,689
Tw telecom holdings, inc.
03/01/18	8.000%	160,000	170,400
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,545,000	1,799,068
Windstream Corp.
04/01/23	7.500%	226,000	223,175
Total			9,461,478
Total Corporate Bonds & Notes (Cost: $141,777,167)			$143,966,738

Convertible Bonds 2.7%
Aerospace & Defense –%
Alliant Techsystems, Inc.
08/15/24	3.000%	$320,000	$329,600

Airlines —%
Air Lease Corp. Senior Unsecured(d)
12/01/18	3.875%	160,000	162,602
U.S. Airways Group, Inc. Senior Unsecured
05/15/14	7.250%	80,000	104,100
Total			266,702

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Automotive 0.1%
Ford Motor Co. Senior Unsecured
11/15/16	4.250%	$100,000	$141,660
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	280,000	301,700
TRW Automotive, Inc.
12/01/15	3.500%	180,000	242,734
Total			686,094
Brokerage 0.1%
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	400,000	355,050

Building Materials 0.1%
Cemex SAB de CV(b)(d)
Subordinated Notes
03/15/16	3.250%	180,000	116,712
03/15/18	3.750%	180,000	116,460
MasTec, Inc.
06/15/14	4.000%	130,000	169,325
Total			402,497
Chemicals –%
ShengdaTech, Inc. Senior Notes(d)(f)(g)(i)
12/15/15	6.500%	180,000	26,825

Consumer Cyclical Services –%
Avis Budget Group, Inc. Senior Notes
10/01/14	3.500%	310,000	316,200

Diversified Manufacturing 0.1%
Ingersoll-Rand Global Holding Co., Ltd.(b)
04/15/12	4.500%	70,000	119,875
Sterlite Industries India Ltd. Senior Unsecured(b)
10/30/14	4.000%	350,000	276,500
Total			396,375
Entertainment –%
Take-Two Interactive Software, Inc. Senior Unsecured.(d)
12/01/16	1.750%	260,000	254,254

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Environmental –%
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	$260,000	$271,050

Gaming 0.1%
MGM Resorts International(c)
04/15/15	4.250%	640,000	607,200

Health Care 0.3%
Alere, Inc. Senior Subordinated Notes(c)
05/15/16	3.000%	370,000	350,575
Gilead Sciences Inc Senior Unsecured
05/01/16	1.625%	700,000	797,482
Heartware International, Inc. Senior Unsecured
12/15/17	3.500%	150,000	154,500
Insulet Corp. Senior Unsecured
06/15/16	3.750%	230,000	232,907
Integra LifeSciences Holdings Corp. Senior Unsecured(d)
12/15/16	1.625%	170,000	144,665
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	420,000	307,104
Omnicare, Inc.
12/15/25	3.750%	120,000	166,800
United Therapeutics Corp. Senior Notes(d)
09/15/16	1.000%	170,000	198,305
Volcano Corp. Senior Unsecured
09/01/15	2.875%	180,000	193,482
WebMD Health Corp. Senior Unsecured(d)
01/31/18	2.500%	300,000	279,135
Total			2,824,955
Home Construction –%
Lennar Corp.(d)
11/15/21	3.250%	300,000	328,125

Independent Energy 0.1%
Chesapeake Energy Corp.
11/15/35	2.750%	170,000	166,175

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Independent Energy (continued)
Endeavour International Corp.(d)
07/15/16	5.500%	$80,000	$66,025
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	200,000	229,374
Total			461,574
Lodging –%
Home Inns & Hotels Management, Inc. Senior Unsecured(b)(d)
12/15/15	2.000%	240,000	181,291

Media Cable –%
TiVo Inc. Senior Unsecured(d)
03/15/16	4.000%	220,000	243,650

Media Non-Cable –%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	400,000	319,500
Metals 0.1%
Horsehead Holding Corp. Senior Notes(d)
07/01/17	3.800%	180,000	171,783
Jaguar Mining, Inc. Senior Unsecured(b)(d)
03/31/16	5.500%	180,000	190,350
James River Coal Co. Senior Unsecured(c)
12/01/15	4.500%	350,000	267,750
Molycorp, Inc. Senior Unsecured(d)
06/15/16	3.250%	280,000	238,588
Steel Dynamics, Inc.(c)
06/15/14	5.125%	320,000	348,400
Total			1,216,871
Non-Captive Consumer 0.1%
DFC Global Corp. Senior Unsecured
04/01/28	3.000%	424,000	487,600
Oil Field Services 0.1%
Hornbeck Offshore Services, Inc.(j)
11/15/26	1.625%	500,000	502,500

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other Financial Institutions 0.1%
Affiliated Managers Group, Inc. Senior Unsecured
08/15/38	3.950%	$220,000	$238,700
Ares Capital Corp. Senior Unsecured(d)
06/01/16	5.125%	350,000	324,362
Total			563,062
Other Industry 0.1%
Altra Holdings, Inc.(d)
03/01/31	2.750%	175,000	166,534
Central European Distribution Corp. Senior Unsecured(c)
03/15/13	3.000%	340,000	272,000
General Cable Corp.
11/15/13	0.875%	300,000	276,000
General Cable Corp.(j)
Subordinated Notes
11/15/29	4.500%	100,000	94,625
JetBlue Airways Corp. Senior Unsecured
10/15/38	5.500%	80,000	103,000
WESCO International, Inc.
09/15/29	6.000%	80,000	161,900
Total			1,074,059
Packaging –%
Owens-Brockway Glass Container, Inc.(d)
06/01/15	3.000%	300,000	279,000
Pharmaceuticals 0.2%
Akorn, Inc. Senior Notes(d)
06/01/16	3.500%	115,000	165,888
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	920,000	644,369
Human Genome Sciences, Inc. Senior Unsecured
11/15/18	3.000%	180,000	158,654
Mylan, Inc.
09/15/15	3.750%	200,000	349,250
Salix Pharmaceuticals Ltd. Senior Unsecured
05/15/15	2.750%	130,000	168,187
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	330,000	346,087
Total			1,832,435

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Railroads 0.1%
Greenbrier Companies, Inc. Senior Unsecured(d)
04/01/18	3.500%	$390,000	$378,086
REITs 0.1%
Boston Properties LP Senior Unsecured
05/15/36	3.750%	250,000	285,625
Digital Realty Trust LP(d)
04/15/29	5.500%	100,000	165,937
Forest City Enterprises, Inc. Senior Unsecured(d)
08/15/18	4.250%	350,000	306,075
SL Green Operating Partnership LP(d)
10/15/17	3.000%	300,000	309,375
Total			1,067,012
Retailers –%
Charming Shoppes, Inc. Senior Unsecured
05/01/14	1.125%	380,000	343,900
Technology 0.7%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	420,000	410,025
CACI International, Inc. Senior Subordinated Notes
05/01/14	2.125%	230,000	269,962
Concur Technologies, Inc. Senior Unsecured(d)
04/15/15	2.500%	220,000	263,175
DST Systems, Inc. Senior Unsecured(j)
08/15/23	0.000%	370,000	419,025
Digital River, Inc. Senior Unsecured(d)
11/01/30	2.000%	400,000	327,761
EMC Corp. Senior Unsecured
12/01/13	1.750%	520,000	746,200
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	380,000	425,125
Intel Corp.
08/01/39	3.250%	500,000	626,250
Ixia Senior Notes
12/15/15	3.000%	240,000	234,900

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Lam Research Corp. Senior Unsecured(d)
05/15/18	1.250%	$250,000	$234,767
Mentor Graphics Corp.(d)
04/01/31	4.000%	350,000	349,375
Micron Technology, Inc. Senior Unsecured(d)
08/01/31	1.500%	270,000	242,605
Novellus Systems, Inc. Senior Unsecured(d)
05/15/41	2.625%	180,000	215,550
Nuance Communications, Inc. Senior Unsecured(d)
11/01/31	2.750%	310,000	333,321
ON Semiconductor Corp.
12/15/26	2.625%	225,000	248,344
Rovi Corp. Senior Unsecured
02/15/40	2.625%	280,000	279,325
Salesforce.com, Inc. Senior Unsecured
01/15/15	0.750%	120,000	163,950
Total			5,789,660
Textile –%
Iconix Brand Group, Inc. Senior Subordinated Notes(c)(d)
06/01/16	2.500%	350,000	329,567
Tobacco –%
Vector Group Ltd. Senior Unsecured(j)
06/15/26	3.875%	243,000	274,894
Transportation Services –%
DryShips, Inc. Senior Unsecured(b)
12/01/14	5.000%	470,000	323,125
Wireless 0.1%
InterDigital, Inc. Senior Unsecured(d)
03/15/16	2.500%	300,000	313,938
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	230,000	200,100
Total			514,038

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Wirelines 0.1%
Ciena Corp. Senior Unsecured(d)
10/15/18	3.750%	$350,000	$329,307
Comtech Telecommunications Corp. Senior Unsecured
05/01/29	3.000%	230,000	242,362
Total			571,669
Total Convertible Bonds (Cost: $24,543,340)			$23,818,420

Residential Mortgage-Backed Securities - Agency(k) 11.9%
Federal Home Loan Mortgage Corp.(j)(l)(m)
CMO IO Series 3966 Class SA
12/15/41	5.660%	$1,786,298	$361,725
Federal Home Loan Mortgage Corp.(j)(l)(m)
CMO IO Series 2008-36 Class YI
07/25/36	6.906%	2,570,042	367,442
CMO IO Series 3122 Class IS
03/15/36	6.422%	1,282,000	201,866
CMO IO Series 3280 Class SI
02/15/37	6.162%	1,023,467	160,039
CMO IO Series 3708 Class SA
05/15/40	6.172%	1,016,507	145,550
CMO IO Series 3761 Class KS
06/15/40	5.722%	614,963	86,027
CMO IO Series 3852 Class SW
05/15/41	5.722%	687,901	113,753
CMO IO Series 3922 Class SH
09/15/41	5.622%	3,082,961	504,521
Federal Home Loan Mortgage Corp.(l)
04/01/19- 07/01/38	5.500%	2,895,692	3,155,709
06/01/19- 09/01/41	5.000%	3,794,884	4,098,507
09/01/20- 03/01/41	4.500%	1,267,817	1,344,312
12/01/37	6.000%	2,448,190	2,692,713
Federal Home Loan Mortgage Corp.(l)(n)
02/01/27	3.000%	3,850,000	3,961,891
01/01/42	4.000%	2,000,000	2,097,500
01/01/42	6.000%	1,000,000	1,098,125
Federal Home Loan Mortgage Corp.(l)(m)
CMO IO Series 3759 Class LI
11/15/34	4.000%	1,105,086	77,530
CMO IO Series 3786 Class PI
12/15/37	4.500%	1,010,371	151,862
CMO IO Series 3800 Class HI
01/15/40	4.500%	1,912,984	313,251
Federal National Mortgage Association(j)(l)(m)
CMO IO Series 2005-7 Class SC
02/25/35	6.406%	1,502,267	169,627
CMO IO Series 2006-5 Class N2
02/25/35	2.001%	13,206,542	721,071
CMO IO Series 2007-102 Class ST

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(k) (continued)
11/25/37	6.146%	$767,220	$144,916
CMO IO Series 2008-7 Class SA
02/25/38	7.256%	282,860	39,590
CMO IO Series 2010-135 Class MS
12/25/40	5.656%	328,001	50,430
CMO IO Series 2010-3 Class DI
04/25/34	1.621%	1,747,171	91,353
Federal National Mortgage Association(l)
08/01/16- 09/01/38	6.000%	2,707,834	3,008,616
06/01/17- 01/01/33	7.000%	558,172	640,526
03/01/18- 04/01/41	5.000%	5,564,748	6,045,286
07/01/19- 04/01/41	5.500%	13,290,850	14,568,025
06/01/25- 08/01/41	4.500%	15,076,078	16,181,881
08/01/32- 10/01/38	6.500%	4,070,278	4,575,180
05/01/39- 06/01/41	4.000%	8,354,681	8,808,936
Federal National Mortgage Association(l)(n)
01/01/27- 01/01/42	3.500%	4,500,000	4,688,125
02/01/27	3.000%	4,750,000	4,890,273
01/01/42	4.000%	1,250,000	1,313,086
01/01/42	5.000%	4,000,000	4,321,250
01/01/42	6.000%	1,750,000	1,926,914
Federal National Mortgage Association(l)(m)
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	407,678	79,033
Federal National Mortgage Association(l)(o)
03/01/34- 02/01/41	5.000%	2,023,637	2,202,351
Government National Mortgage Association(j)(l)(m)
CMO IO Series 2002-66 Class SA
12/16/25	7.367%	779,735	152,781
CMO IO Series 2004-32 Class HS
05/16/34	6.317%	604,438	114,201
CMO IO Series 2010-108 Class PI
02/20/38	5.815%	755,963	113,517
Government National Mortgage Association(l)
01/15/39	5.000%	1,291,381	1,431,859
Government National Mortgage Association(l)(n)
01/01/42	4.000%	2,500,000	2,681,641
01/01/42	4.500%	4,000,000	4,358,125
Government National Mortgage Association(l)(m)
CMO IO Series 2007-17 Class CI
04/16/37	7.500%	221,625	76,840
CMO IO Series 2010-116 Class IL
06/20/38	4.500%	796,687	108,378
CMO IO Series 2010-133 Class QI
09/16/34	4.000%	1,256,164	144,489
CMO IO Series 2010-167 Class GI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(k) (continued)
02/20/38	4.000%	$706,661	$91,823
Total Residential Mortgage-Backed Securities - Agency (Cost: $102,287,287)			$104,672,446

Residential Mortgage-Backed Securities - Non-Agency 1.1%
American General Mortgage Loan Trust CMO Series 2010-1A Class A1(d)(j)(l)
03/25/58	5.150%	$1,208,237	$1,239,738
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(d)(l)
08/27/37	6.000%	454,801	468,445
Castle Peak Loan Trust CMO Series 2011-1 Class 22A2(d)(j)(l)
05/25/52	12.422%	400,000	397,520
Citicorp Mortgage Securities, Inc. CMO Series 2005-8 Class 1A3(l)
11/25/35	5.500%	847,370	842,076
Citigroup Mortgage Loan Trust, Inc.(d)(j)(l)
CMO Series 2010-7 Class 3A4
12/25/35	7.130%	175,000	182,050
Citigroup Mortgage Loan Trust, Inc.(d)(l)
CMO Series 2010-6 Class 1A1
05/25/35	4.750%	399,544	402,915
Countrywide Alternative Loan Trust CMO Series 2005-14 Class 2A2(j)(l)
05/25/35	0.544%	459,798	175,548
DKR Mortgage Asset Trust CMO Series 2011-NPL1 Class A(d)(j)(l)
08/25/40	5.750%	332,699	330,668
FDIC Trust CMO Series 2011-N1 Class A1(d)(l)
12/25/16	4.500%	350,000	350,000
Mastr Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 2A1(j)(l)
04/21/34	2.664%	768,165	733,709
PennyMac Loan Trust Series 2011-NPL1 Class A(d)(j)(l)
09/25/51	5.250%	992,119	989,142
Vericrest Opportunity Loan Transferee CMO Series 2011-NL2A Class A1(d)(j)(l)
06/25/51	5.682%	204,558	204,382
Wells Fargo Mortgage Backed Securities Trust CMO Series 2005-12 Class 1A3(l)
11/25/35	5.500%	749,296	752,730
Wells Fargo Mortgage-Backed Securities Trust(j)(l)
CMO Series 2004L Class A7
07/25/34	4.772%	1,532,958	1,536,486
Wells Fargo Mortgage-Backed Securities Trust(l)
CMO Series 2003-8 Class A9
08/25/18	4.500%	427,134	445,396

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	$592,434	$590,588
CMO Series 2007-12 Class A9
09/25/37	5.500%	381,753	383,052
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $10,348,914)			$10,024,445

Commercial Mortgage-Backed Securities - Agency —%
Federal National Mortgage Association(l)
09/01/13	5.322%	$331,715	$348,171

Total Commercial Mortgage-Backed Securities - Agency (Cost: $334,252)			$348,171

Commercial Mortgage-Backed Securities - Non-Agency 0.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class ASB(j)(l)
07/15/44	5.225%	$137,458	$145,424
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A4(j)(l)
07/10/37	5.234%	158,243	162,920
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(j)(l)
06/10/48	4.772%	400,000	430,841
GS Mortgage Securities Corp. II Series 2007-GG10 Class F(j)(l)
08/10/45	5.790%	625,000	74,437
General Electric Capital Assurance Co. Series 2003-1 Class A4(d)(j)(l)
05/12/35	5.254%	190,568	200,727
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class ASB(j)(l)
12/15/44	5.195%	131,147	135,936
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(l)
Series 2011-C3 Class A4
02/15/46	4.717%	1,000,000	1,093,252
JPMorgan Chase Commercial Mortgage Securities Corp.(j)(l)
Series 2006-LDP6 Class ASB
04/15/43	5.490%	463,837	490,097
JPMorgan Chase Commercial Mortgage Securities Corp.(l)
Series 2003-LN1 Class A1
10/15/37	4.134%	98,863	101,151
Series 2003-ML1A Class A1
03/12/39	3.972%	40,489	40,674
LB-UBS Commercial Mortgage Trust(l)
Series 2004-C2 Class A3
03/15/29	3.973%	106,101	108,095
Series 2005-C1 Class A4
02/15/30	4.742%	325,000	349,857

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Capital I Series 2006-T23 Class AAB(j)(l)
08/12/41	5.801%	$324,942	$342,012
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class APB(l)
03/15/45	5.576%	279,917	289,566

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $4,270,444)			$3,964,989

Asset-Backed Securities - Non-Agency 0.1%
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4 (XLCA)(j)
10/06/13	0.335%	$96,853	$96,612
HSBC Home Equity Loan Trust Series 2007-2 Class M1(j)
07/20/36	0.595%	490,000	300,211
National Collegiate Student Loan Trust CMO IO Series 2006-3 Class AIO(m)
01/25/12	7.100%	862,732	338
RAAC Series 2005-SP2 Class 1M1(j)
05/25/44	0.814%	450,000	340,908
Sierra Receivables Funding Co. LLC Series 2010-2A Class A(d)
11/20/25	3.840%	158,189	161,511

Total Asset-Backed Securities - Non-Agency (Cost: $958,632)			$899,580

Inflation-Indexed Bonds(h) 2.1%
U.S. Treasury Inflation-Indexed Bond
04/15/12	2.000%	$1,294,421	$1,300,084
07/15/13	1.875%	289,727	302,968
04/15/16	0.125%	112,844	117,639
01/15/17	2.375%	1,774,087	2,059,327
01/15/21	1.125%	419,224	467,434
07/15/21	0.625%	221,027	236,448
01/15/29	2.500%	604,320	806,248
02/15/40	2.125%	1,183,833	1,588,649
02/15/41	2.125%	64,108	86,591
U.S. Treasury Inflation-Indexed Bond(c)
01/15/14	2.000%	882,338	934,382
04/15/14	1.250%	454,729	476,506
01/15/15	1.625%	2,158,283	2,327,743
07/15/15	1.875%	698,484	770,297
01/15/26	2.000%	2,971,966	3,653,197
U.S. Treasury Inflation-Indexed Bond(c)(o)
07/15/20	1.250%	2,694,363	3,047,577

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds(h) (continued)
Uruguay Government International Bond(b)
04/05/27	4.250%	UYU$	9,889,458	$494,240
Total Inflation-Indexed Bonds (Cost: $16,871,984)				$18,669,330

U.S. Treasury Obligations 0.6%
U.S. Treasury
05/15/20	3.500%		$325,000	$373,877
11/15/20	2.625%	690,000		742,828
11/15/21	2.000%	1,445,000		1,461,482
02/15/40	4.625%	308,000		415,415
11/15/40	4.250%	120,000		153,037
U.S. Treasury(c)
08/15/20	2.625%	530,000		571,614
08/15/41	3.750%	1,108,000		1,303,112
U.S. Treasury(c)(o)
06/30/15	1.875%	350,000		366,734

Total U.S. Treasury Obligations (Cost: $4,950,204)				$5,388,099

U.S. Government & Agency Obligations 0.5%
Federal National Mortgage Association
10/15/15	4.375%		$2,500,000	$2,824,973
03/15/16	2.250%	815,000		854,291
Federal National Mortgage Association(c)
11/15/16	1.375%	185,000		186,966
Private Export Funding Corp. U.S. Government Guaranty
09/15/17	5.450%	45,000		54,520

Total U.S. Government & Agency Obligations (Cost: $3,715,729)				$3,920,750

Foreign Government Obligations(h) 3.7%
ARGENTINA 0.1%
Argentina Bonos(b)
Senior Unsecured
10/03/15	7.000%		$345,000	$321,713
04/17/17	7.000%	825,000		701,250
Provincia de Buenos Aires Senior Unsecured(b)(d)
01/26/21	10.875%	120,000		90,034
Total				1,112,997
AUSTRALIA 0.1%
New South Wales Treasury Corp. Local Government Guaranteed(b)
05/01/12	6.000%	AUD	200,000	205,806
Treasury Corp. of Victoria(b)
11/15/18	5.500%	AUD	500,000	544,115
Local Government Guaranteed

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(h) (continued)
AUSTRALIA (CONTINUED)
11/15/16	5.750%	AUD	100,000	$109,114
Total				859,035
BRAZIL 0.2%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(b)(d)
06/10/19	6.500%	400,000		454,169
Brazil Notas do Tesouro Nacional(b)
01/01/13	10.000%	BRL	1,700,000	954,698
Brazilian Government International Bond Senior Unsecured(b)
01/15/19	5.875%	250,000		295,625
Petrobras International Finance Co.(b)
01/20/20	5.750%	310,000		331,737
Total				2,036,229
CANADA 0.2%
Bank of Nova Scotia(b)(c)(d)
07/26/13	1.450%	500,000		505,788
Canadian Government Bond(b)
06/01/18	4.250%	CAD	1,160,000	1,328,748
06/01/20	3.500%	CAD	270,000	299,130
Total				2,133,666
COLOMBIA 0.1%
Colombia Government International Bond Senior Unsecured(b)
09/18/37	7.375%	250,000		351,250
Ecopetrol SA Senior Unsecured(b)
07/23/19	7.625%	260,000		313,300
Empresas Publicas de Medellin ESP Senior Unsecured(b)(d)
02/01/21	8.375%	COP	550,000,000	297,712
Total				962,262
DOMINICAN REPUBLIC —%
Dominican Republic International Bond Senior Unsecured(b)(d)
05/06/21	7.500%	300,000		294,458
EL SALVADOR —%
El Salvador Government International Bond Senior Unsecured(b)(c)(d)
06/15/35	7.650%	300,000		306,000
FRANCE 0.1%
France Government Bond OAT(b)
10/25/15	3.000%	EUR	320,000	434,011
04/25/29	5.500%	EUR	150,000	239,701
France Government Bond OAT(b)(c)

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(h) (continued)
FRANCE (CONTINUED)
10/25/21	3.250%	EUR	400,000	$520,941
Total				1,194,653
GERMANY 0.6%
Bundesrepublik Deutschland(b)
07/04/28	4.750%	EUR	600,000	1,015,107
01/04/19	3.750%	EUR	620,000	930,022
01/04/18	4.000%	EUR	2,100,000	3,174,673
Total				5,119,802
INDONESIA 0.2%
Indonesia Government International Bond Senior Unsecured(b)(d)
10/12/35	8.500%	500,000		720,000
Indonesia Treasury Bond Senior Unsecured(b)
09/15/19	11.500%	IDR	3,500,000,000	515,897
Majapahit Holding BV(b)(c)(d)
08/07/19	8.000%	200,000		234,000
01/20/20	7.750%	200,000		232,599
Perusahaan Penerbit SBSN Senior Unsecured(b)(d)
04/23/14	8.800%	150,000		168,817
Total				1,871,313
JAPAN 0.3%
Japan Government 10-Year Bond Senior Unsecured(b)
12/20/18	1.400%	JPY	80,000,000	1,098,709
Japan Government 20-Year Bond(b)
Senior Unsecured
09/20/26	2.200%	JPY	35,000,000	499,398
09/21/20	2.200%	JPY	64,000,000	927,153
12/20/27	2.100%	JPY	30,000,000	419,897
Total				2,945,157
KAZAKHSTAN 0.1%
KazMunayGas National Co.(b)(c)(d)
Senior Unsecured
01/23/15	11.750%	400,000		470,000
KazMunayGas National Co.(b)(d)
Senior Unsecured
05/05/20	7.000%	100,000		105,779
Total				575,779
MEXICO 0.2%
Mexican Bonos(b)
12/13/18	8.500%	MXN	370,000	303,945
12/14/17	7.750%	MXN	570,000	447,599
Pemex Project Funding Master Trust(b)
06/15/35	6.625%	675,000		765,281
03/01/18	5.750%	250,000		275,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(h) (continued)
MEXICO (CONTINUED)
01/21/21	5.500%	$325,000		$352,625
Total				2,144,450
NORWAY 0.1%
Norway Government Bond(b)
05/15/13	6.500%	NOK	1,870,000	334,163
05/19/17	4.250%	NOK	3,500,000	652,792
Total				986,955
PERU 0.1%
Peruvian Government International Bond(b)
Senior Unsecured
07/21/25	7.350%	150,000		198,750
03/14/37	6.550%	325,000		412,750
Total				611,500
PHILIPPINES 0.2%
Philippine Government International Bond(b)
Senior Unsecured
06/17/19	8.375%	230,000		302,450
01/20/20	6.500%	300,000		358,890
Power Sector Assets & Liabilities Management Corp.(b)(d)
Government Guaranteed
05/27/19	7.250%	400,000		483,000
12/02/24	7.390%	300,000		365,995
Total				1,510,335
POLAND 0.1%
Poland Government Bond(b)
10/25/17	5.250%	PLN	2,200,000	630,329
RUSSIAN FEDERATION 0.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.(b)(d)
08/07/18	8.700%	200,000		240,940
Gazprom OAO Via Gaz Capital SA(b)(d)
Senior Unsecured
03/07/22	6.510%	600,000		609,000
04/11/18	8.146%	180,000		202,500
Russian Foreign Bond - Eurobond(b)(d)
Senior Unsecured
04/29/20	5.000%	300,000		309,375
Russian Foreign Bond - Eurobond(b)(d)(j)
03/31/30	7.500%	253,840		294,772
Total				1,656,587
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured(b)
03/08/41	6.250%	100,000		115,380
SWEDEN 0.2%
Sweden Government Bond(b)
08/12/17	3.750%	SEK	5,100,000	840,138
Sweden Government Bond(b)(c)

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(h) (continued)
SWEDEN (CONTINUED)
05/05/14	6.750%	SEK	2,600,000	$428,834
Total				1,268,972
TURKEY 0.2%
Turkey Government International Bond(b)
Senior Unsecured
06/05/20	7.000%	530,000		585,650
03/17/36	6.875%	410,000		427,425
03/30/21	5.625%	250,000		252,813
Total				1,265,888
UKRAINE —%
Ukraine Government International Bond Senior Unsecured(b)(d)
02/23/21	7.950%	245,000		215,062
UNITED KINGDOM 0.2%
United Kingdom Gilt(b)
03/07/18	5.000%	GBP	300,000	569,675
03/07/19	4.500%	GBP	450,000	842,296
Total				1,411,971
URUGUAY —%
Uruguay Government International Bond Senior Unsecured(b)
03/21/36	7.625%	100,000		138,250
VENEZUELA 0.2%
Petroleos de Venezuela SA(b)
04/12/17	5.250%	900,000		571,500
Venezuela Government International Bond Senior Unsecured(b)
05/07/23	9.000%	1,005,000		718,575
Total				1,290,075
Total Foreign Government Obligations (Cost: $30,999,299)				$32,657,105

Issuer	Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(a)	175	$8,050
TOTAL ENERGY		8,050

Total Warrants (Cost: $7,081)		$8,050

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
CBOE SPX Volatility Index
	111	35.00	01/18/12	$7,493
Total Options Purchased Calls (Cost: $24,173)				$7,493

Issuer		Value

Options Purchased Puts —%
Put - OTC 2-Year Interest Rate Swap(p)
		$79,209
Total Options Purchased Puts (Cost: $104,800)		$79,209

	Shares	Value
Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.141%(q)(r)	39,454,766	$39,454,766

Total Money Market Funds (Cost: $39,454,766)		$39,454,766

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.7%
Asset-Backed Commercial Paper 0.2%
Atlantis One
02/01/12	0.370%	$999,568	$999,568
Thames Asset Global Securities
01/18/12	0.320%	999,734	999,734
Total			1,999,302
Certificates of Deposit 0.4%
Deutsche Bank AG
01/20/12	0.420%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Standard Chartered Bank PLC
03/05/12	0.630%	$1,000,000	$1,000,000
Total			3,000,000

Other Short-Term Obligations 0.6%
Natixis Financial Products LLC
01/03/12	0.390%	5,000,000	5,000,000

Repurchase Agreements 4.5%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $2,000,011(s)
	0.050%	2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,111(s)
	0.100%	10,000,000	10,000,000
Natixis Financial Products, Inc.(s)
dated 12/30/11, matures 01/03/12,
repurchase price $5,000,028
	0.050%	5,000,000	5,000,000
repurchase price $8,000,044
	0.050%	8,000,000	8,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $5,000,056(s)
	0.100%	5,000,000	5,000,000
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $9,802,749(s)
	0.080%	9,802,662	9,802,662
Total			39,802,662

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $49,801,964)			$49,801,964

Total Investments
(Cost: $918,110,556)(t)			$955,458,496(u)
Other Assets & Liabilities, Net			(76,393,763)
Net Assets			$879,064,733

Investments in Derivatives

Futures Contracts Outstanding at December 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
E-Mini S&P 400 Index	3	$263,190	March 2012	$4,412	$—
Russell 2000 Mini Index	2	147,760	March 2012	1,815	—
S&P 500 Index	19	5,949,850	March 2012	150,447	—
U.S. Treasury Long Bond, 20-year	(7)	(1,013,687)	March 2012	—	(5,856)
U.S. Treasury Note, 2-year	(10)	(2,205,469)	April 2012	555	—
U.S. Treasury Note, 5-year	(96)	(11,832,750)	April 2012	—	(54,753)
U.S. Treasury Note, 10-year	(60)	(7,867,500)	March 2012	—	(52,770)
U.S. Treasury Ultra Bond, 30-year	2	320,375	March 2012	6,137	—
Total				$163,366	$(113,379)

Credit Default Swap Contracts Outstanding at December 31, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan	CDX North America High Yield Index	Dec. 20, 2016	5.00%	$12,100,000	$(848,927)	$1,092,554	$18,486	$262,113	$—

Forward Foreign Currency Exchange Contracts Open at December 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Jan. 11, 2012	94,000	91,238	—	(1,016)
		(CAD)	(USD)
UBS Securities	Jan. 11, 2012	10,035,000	9,801,447	—	(47,258)
		(CAD)	(USD)
Goldman, Sachs & Co.	Jan. 11, 2012	4,559,000	6,088,229	187,465	—
		(EUR)	(USD)
J.P. Morgan Securities Inc.	Jan. 11, 2012	309,043,000	3,968,057	—	(47,488)
		(JPY)	(USD)
HSBC Securities (USA), Inc.	Jan. 11, 2012	3,976,248	2,533,000	—	(42,758)
		(USD)	(GBP)
Deutsche Bank	Jan. 11, 2012	9,986,623	59,287,000	—	(76,237)
		(USD)	(NOK)
Morgan Stanley & Co.	Jan. 11, 2012	5,963,736	40,959,000	—	(14,445)
		(USD)	(SEK)
State Street Bank & Trust Co.	Jan. 12, 2012	1,310,000	1,751,922	56,363	—
		(EUR)	(USD)
Total				$246,571	$(231,944)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $174,229,732 or 19.82% of net assets.
(c)	At December 31, 2011, security was partially or fully on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $48,056,513 or 5.47% of net assets.

(e)

At December 31, 2011, investments in securities included securities valued at $1,646,120 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $52,521, representing 0.01% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
BGP Holdings PLC	02/04/09 thru 05/14/09	$—
China High Precision Automation Group Ltd.	03/01/11 thru 04/11/11	87,999
ShengdaTech, Inc.
Senior Notes
6.500% 12/15/15	12/10/10	180,000

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $52,521, which represents 0.01% of net assets.

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(i)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2011, the value of these securities amounted to $26,825, which represents less than 0.01% of net assets.

(j)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(k)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at December 31, 2011:

Security	Principal	Settlement	Proceeds
Description	Amount	Date	Receivable	Value
Federal National Mortgage Association
01-01-27 4.500%	$1,500,000	01/18/12	$1,599,141	$1,598,906
01-01-42 4.500	2,000,000	01/12/12	2,113,438	2,128,125
01-01-42 5.500	1,350,000	01/12/12	1,464,499	1,470,023

(l)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(m)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(n)	Represents a security purchased on a when-issued or delayed delivery basis.
(o)

At December 31, 2011, investments in securities included securities valued at $586,129 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(p)	Purchased swaptions outstanding at December 31, 2011:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Paid	Market Value
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100%	Nov. 28, 2014	$8,000,000	$104,800	$79,209

(q)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(r)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$64,696,895	$71,198,029	$(96,440,158)	$—	$39,454,766	$19,709	$39,454,766

(s)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$1,262,382
Freddie Mac REMICS	621,450
Government National Mortgage Association	156,168
Total Market Value of Collateral Securities	$2,040,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$6,625,080
Federal National Mortgage Association	91,174
Freddie Mac Gold Pool	2,321,107
Freddie Mac Non Gold Pool	758,439
Ginnie Mae I Pool	403,727
Ginnie Mae II Pool	473
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$1,553,212
Fannie Mae REMICS	3,517,479
Federal Home Loan Mortgage Corp	2,586,882
Federal National Mortgage Association	502,476
Total Market Value of Collateral Securities	$8,160,049

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$2,499,238
Federal National Mortgage Association	1,228,759
United States Treasury Note/Bond	1,372,044
Total Market Value of Collateral Securities	$5,100,041

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$2,525,784
Ginnie Mae I Pool	1,251,535
Ginnie Mae II Pool	1,322,681
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$3,020,995
Freddie Mac REMICS	1,062,475
Government National Mortgage Association	5,915,246
Total Market Value of Collateral Securities	$9,998,716

(t)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $918,111,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$70,708,000
Unrealized Depreciation	(33,361,000)
Net Unrealized Appreciation	$37,347,000

(u)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PIK	Payment-in-Kind
XLCA	XL Capital Assurance

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated September 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$45,595,546	$10,029,435	$—	$55,624,981
Consumer Staples	41,130,753	8,016,406	—	49,147,159
Energy	45,113,983	10,528,669	—	55,642,652
Financials	61,180,460	18,196,040	1	79,376,501
Health Care	50,959,985	7,930,760	—	58,890,745
Industrials	46,128,606	11,525,918	—	57,654,524
Information Technology	73,242,981	7,804,026	25,695	81,072,702
Materials	20,987,972	8,154,706	—	29,142,678
Telecommunication Services	11,268,488	6,841,048	—	18,109,536
Utilities	17,733,626	5,416,938	—	23,150,564
Preferred Stocks
Consumer Staples	—	1,143,594	—	1,143,594
Energy	593,920	—	—	593,920
Convertible Preferred Stocks
Consumer Discretionary	—	644,375	—	644,375
Consumer Staples	—	522,924	—	522,924
Energy	209,047	770,032	—	979,079
Financials	287,880	2,496,433	—	2,784,313
Health Care	—	230,625	—	230,625
Industrials	—	662,400	—	662,400
Utilities	—	709,950	—	709,950
Warrants
Energy	—	8,050	—	8,050
Total Equity Securities	414,433,247	101,632,329	25,696	516,091,272

Bonds
Corporate Bonds & Notes	—	143,966,738	—	143,966,738
Convertible Bonds
Chemicals	—	—	26,825	26,825
All Other Industries	—	23,791,595	—	23,791,595
Residential Mortgage-Backed Securities - Agency	—	104,310,721	361,725	104,672,446
Residential Mortgage-Backed Securities - Non-Agency	—	7,819,338	2,205,107	10,024,445
Commercial Mortgage-Backed Securities - Agency	—	348,171	—	348,171
Commercial Mortgage-Backed Securities - Non-Agency	—	3,964,989	—	3,964,989
Asset-Backed Securities - Non-Agency	—	899,580	—	899,580
Inflation-Indexed Bonds	—	18,669,330	—	18,669,330
U.S. Treasury Obligations	5,388,099	—	—	5,388,099
U.S. Government & Agency Obligations	—	3,920,750	—	3,920,750
Foreign Government Obligations	—	32,657,105	—	32,657,105
Total Bonds	5,388,099	340,348,317	2,593,657	348,330,073

Other
Exchange-Traded Funds	1,693,719	—	—	1,693,719
Options Purchased Calls	7,493	—	—	7,493
Options Purchased Puts	—	79,209	—	79,209
Money Market Funds	39,454,766	—	—	39,454,766
Investments of Cash Collateral Received for Securities on Loan	—	49,801,964	—	49,801,964
Total Other	41,155,978	49,881,173	—	91,037,151

Investments in Securities	460,977,324	491,861,819	2,619,353	955,458,496
Derivatives(c)
Assets
Futures Contracts	163,366	—	—	163,366
Forward Foreign Currency Exchange Contracts	—	246,571	—	246,571
Swap Contracts	—	262,113	—	262,113
Liabilities
Futures Contracts	(113,379)	—	—	(113,379)
Forward Foreign Currency Exchange Contracts	—	(231,944)	—	(231,944)
Total	$461,027,311	$492,138,559	$2,619,353	$955,785,223

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain convertible bonds and common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

Certain common stock classified as a Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities for the issuer, the movement in certain foreign or domestic market indices, models utilized by third party statistical pricing service, and the position of the security within the respective company’s capital structure.

Certain mortgage backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities management deemed comparable or utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

			Residential	Residential
			Mortgage-Backed	Mortgage-Backed
	Common	Convertible	Securities -	Securities -	Other Financial
	Stocks	Bonds	Agency	Non-Agency	Instruments	Total
Balance as of September 30, 2011	$78,960	$26,825	$114,901	$682,520	$31,487	$934,693
Accrued discounts/premiums	—	—	(136)	(1,362)	—	(1,498)
Realized gain (loss)	(56,180)	—	—	24	(39,935)	(96,091)
Change in unrealized appreciation (depreciation)*	32,875	—	14,929	(6,029)	8,448	50,223
Sales	(31,497)	—	—	(36,605)	—	(68,102)
Purchases	—	—	346,933	1,566,559	—	1,913,492
Transfers into Level 3	80,497	—	—	—	—	80,497
Transfers out of Level 3	(78,959)	—	(114,902)	—	—	(193,861)
Balance as of December 31, 2011	$25,696	$26,825	$361,725	$2,205,107	$—	$2,619,353

*Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $41,775, which is comprised of Common Stocks of $32,875, Residential Mortgage-Backed Securities-Agency of $14,929 and Residential Mortgage-Backed Securities-Non-Agency of $(6,029).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial assets were transferred from Level 2 to Level 3 as the market for these assets was deemed not to be active and fair values were consequently obtained using other market inputs rather than quoted prices for identical assets as of period end.

Financial assets were transferred from Level 3 to Level 2 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Financial Officer

Date	February 22, 2012